United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-1
(Investment Company Act File Number)

Federated Hermes Global Allocation Fund
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2024-11-30

Date of Reporting Period: 2024-11-30

Item 1.	Reports to Stockholders

Federated Hermes Global Allocation Fund

Class A Shares | FSTBX

Annual Shareholder Report - November 30, 2024

This annual shareholder report contains important information about the Federated Hermes Global Allocation Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes planned changes made to the Fund since the beginning of the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$124	1.14%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% custom blend of the MSCI ACWI Index and the Bloomberg Global Aggregate Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the MSCI ACWI Index which captures large-cap and mid-cap representation across developed markets and emerging markets and the Bloomberg Global Aggregate Bond Index which provides a broad-based measure of the global investment grade fixed-rate debt markets. The Fund seeks to provide relative safety of capital with the possibility of long-term growth of capital and income by investing in a diversified mix of various asset classes. Consideration is also given to current income.

Top Contributors to Performance

■ An overweight allocation to Emerging Market fixed income and U.S. fixed income compared to International Developed fixed income contributed positively to Fund relative performance.

■ An overweight allocation to global equities compared to global fixed income had a positive impact on Fund relative performance.

■ An overweight allocation to U.S. equities compared to foreign equities contributed positively to Fund relative performance.

Top Detractors from Performance

■ U.S. equity security selection detracted from Fund relative performance.

■ An overweight allocation to cash and cash equivalents compared to global equities and global fixed income had a negative impact on Fund relative performance.

Annual Shareholder Report

Federated Hermes Global Allocation Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 11/30/2014 to 11/30/2024

Total Return Based on $10,000 Investment

	Class A Shares with sales load	MSCI ACWI	60% MSCI ACWI/40% Bloomberg Global Aggregate	Bloomberg Global Aggregate Bond Index	Bloomberg US Aggregate Bond Index	Morningstar World Allocation Funds Average	S&P 500 Index
11/30/2014	$9,450	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,206	$9,751	$9,698	$9,567	$10,097	$9,571	$10,275
11/30/2016	$9,149	$10,110	$10,048	$9,864	$10,316	$9,805	$11,103
11/30/2017	$10,684	$12,601	$11,767	$10,508	$10,648	$11,251	$13,642
11/30/2018	$10,314	$12,477	$11,579	$10,212	$10,505	$10,878	$14,498
11/30/2019	$11,334	$14,184	$12,954	$11,066	$11,639	$11,818	$16,834
11/30/2020	$12,547	$16,313	$14,634	$11,993	$12,486	$12,329	$19,773
11/30/2021	$13,813	$19,457	$16,071	$11,598	$12,342	$13,760	$25,294
11/30/2022	$12,293	$17,196	$13,895	$9,648	$10,758	$12,682	$22,964
11/30/2023	$12,737	$19,261	$15,012	$9,845	$10,885	$13,171	$26,142
11/30/2024	$14,978	$24,292	$17,585	$10,302	$11,633	$15,185	$35,002

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	11.14%	4.55%	4.12%
Class A Shares without sales load	17.60%	5.73%	4.71%
MSCI ACWIFootnote Reference*	26.12%	11.36%	9.28%
Bloomberg Global Aggregate Bond IndexFootnote Reference**	4.64%	(1.42%)	0.30%
S&P 500 Index	33.89%	15.76%	13.34%
Bloomberg US Aggregate Bond Index	6.88%	(0.01%)	1.52%
60% MSCI ACWI/40% Bloomberg Global Aggregate	17.14%	6.30%	5.81%
Morningstar World Allocation Funds Average	15.18%	5.07%	4.19%
Footnote	Description
Footnote*	The Fund has designated the MSCI ACWI as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
Footnote**	The Fund has designated the Bloomberg Global Aggregate Bond Index as an additional broad-based securities market index (in addition to the MSCI ACWI) in accordance with the SEC’s revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Annual Shareholder Report

Federated Hermes Global Allocation Fund

Key Fund Statistics

Net Assets	$282,626,516
Number of Investments	1,341
Portfolio Turnover	102%
Total Advisory Fees Paid	$1,204,661

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Project and Trade Finance Core Fund	1.1%
Asset-Backed Securities	1.3%
Cash Equivalents	1.4%
U.S Treasury and Agency Securities	2.2%
Mortgage Core Fund	4.8%
Corporate Debt Securities	5.9%
Foreign Debt Securities	7.2%
Emerging Markets Core Fund	9.3%
International Equity Securities	21.0%
Domestic Equity Securities	43.5%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	2.4%
Utilities	2.5%
Materials	3.6%
Consumer Staples	3.8%
Energy	3.9%
Communication Services	7.1%
Health Care	9.0%
Consumer Discretionary	11.6%
Industrials	11.9%
Financials	20.8%
Information Technology	23.4%

Material Fund Changes

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective January 28, 2025, the Fund will reduce the front-end sales charges and breakpoint discount levels on its Class A shares. As a result, effective January 28, 2025, the maximum sales charge (load) imposed on purchases of Class A Shares (as a percentage of offering price) is reduced from 5.50% to 4.50%. In addition, an investor’s purchases of the Fund’s Class C Shares will generally be limited to $250,000 instead of $1 million (except for employer-sponsored retirement plans held in omnibus accounts).

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314183104

G01454-01-A (01/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Global Allocation Fund

Class C Shares | FSBCX

Annual Shareholder Report - November 30, 2024

This annual shareholder report contains important information about the Federated Hermes Global Allocation Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes planned changes made to the Fund since the beginning of the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$209	1.93%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% custom blend of the MSCI ACWI Index and the Bloomberg Global Aggregate Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the MSCI ACWI Index which captures large-cap and mid-cap representation across developed markets and emerging markets and the Bloomberg Global Aggregate Bond Index which provides a broad-based measure of the global investment grade fixed-rate debt markets. The Fund seeks to provide relative safety of capital with the possibility of long-term growth of capital and income by investing in a diversified mix of various asset classes. Consideration is also given to current income.

Top Contributors to Performance

■ An overweight allocation to Emerging Market fixed income and U.S. fixed income compared to International Developed fixed income contributed positively to Fund relative performance.

■ An overweight allocation to global equities compared to global fixed income had a positive impact on Fund relative performance.

■ An overweight allocation to U.S. equities compared to foreign equities contributed positively to Fund relative performance.

Top Detractors from Performance

■ U.S. equity security selection detracted from Fund relative performance.

■ An overweight allocation to cash and cash equivalents compared to global equities and global fixed income had a negative impact on Fund relative performance.

Annual Shareholder Report

Federated Hermes Global Allocation Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 11/30/2014 to 11/30/2024

Total Return Based on $10,000 Investment

	Class C Shares with sales load	MSCI ACWI	60% MSCI ACWI/40% Bloomberg Global Aggregate	Bloomberg Global Aggregate Bond Index	Bloomberg US Aggregate Bond Index	Morningstar World Allocation Funds Average	S&P 500 Index
11/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,673	$9,751	$9,698	$9,567	$10,097	$9,571	$10,275
11/30/2016	$9,534	$10,110	$10,048	$9,864	$10,316	$9,805	$11,103
11/30/2017	$11,052	$12,601	$11,767	$10,508	$10,648	$11,251	$13,642
11/30/2018	$10,588	$12,477	$11,579	$10,212	$10,505	$10,878	$14,498
11/30/2019	$11,547	$14,184	$12,954	$11,066	$11,639	$11,818	$16,834
11/30/2020	$12,687	$16,313	$14,634	$11,993	$12,486	$12,329	$19,773
11/30/2021	$13,854	$19,457	$16,071	$11,598	$12,342	$13,760	$25,294
11/30/2022	$12,239	$17,196	$13,895	$9,648	$10,758	$12,682	$22,964
11/30/2023	$12,680	$19,261	$15,012	$9,845	$10,885	$13,171	$26,142
11/30/2024	$14,912	$24,292	$17,585	$10,302	$11,633	$15,185	$35,002

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	15.66%	4.92%	4.08%
Class C Shares without sales load	16.66%	4.92%	4.08%
MSCI ACWIFootnote Reference*	26.12%	11.36%	9.28%
Bloomberg Global Aggregate Bond IndexFootnote Reference**	4.64%	(1.42%)	0.30%
S&P 500 Index	33.89%	15.76%	13.34%
Bloomberg US Aggregate Bond Index	6.88%	(0.01%)	1.52%
60% MSCI ACWI/40% Bloomberg Global Aggregate	17.14%	6.30%	5.81%
Morningstar World Allocation Funds Average	15.18%	5.07%	4.19%
Footnote	Description
Footnote*	The Fund has designated the MSCI ACWI as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
Footnote**	The Fund has designated the Bloomberg Global Aggregate Bond Index as an additional broad-based securities market index (in addition to the MSCI ACWI) in accordance with the SEC’s revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Annual Shareholder Report

Federated Hermes Global Allocation Fund

Key Fund Statistics

Net Assets	$282,626,516
Number of Investments	1,341
Portfolio Turnover	102%
Total Advisory Fees Paid	$1,204,661

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Project and Trade Finance Core Fund	1.1%
Asset-Backed Securities	1.3%
Cash Equivalents	1.4%
U.S Treasury and Agency Securities	2.2%
Mortgage Core Fund	4.8%
Corporate Debt Securities	5.9%
Foreign Debt Securities	7.2%
Emerging Markets Core Fund	9.3%
International Equity Securities	21.0%
Domestic Equity Securities	43.5%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	2.4%
Utilities	2.5%
Materials	3.6%
Consumer Staples	3.8%
Energy	3.9%
Communication Services	7.1%
Health Care	9.0%
Consumer Discretionary	11.6%
Industrials	11.9%
Financials	20.8%
Information Technology	23.4%

Material Fund Changes

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective January 28, 2025, the Fund will reduce the front-end sales charges and breakpoint discount levels on its Class A shares. As a result, effective January 28, 2025, the maximum sales charge (load) imposed on purchases of Class A Shares (as a percentage of offering price) is reduced from 5.50% to 4.50%. In addition, an investor’s purchases of the Fund’s Class C Shares will generally be limited to $250,000 instead of $1 million (except for employer-sponsored retirement plans held in omnibus accounts).

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314183302

G01454-01-B (01/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Global Allocation Fund

Institutional Shares | SBFIX

Annual Shareholder Report - November 30, 2024

This annual shareholder report contains important information about the Federated Hermes Global Allocation Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$93	0.85%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% custom blend of the MSCI ACWI Index and the Bloomberg Global Aggregate Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the MSCI ACWI Index which captures large-cap and mid-cap representation across developed markets and emerging markets and the Bloomberg Global Aggregate Bond Index which provides a broad-based measure of the global investment grade fixed-rate debt markets. The Fund seeks to provide relative safety of capital with the possibility of long-term growth of capital and income by investing in a diversified mix of various asset classes. Consideration is also given to current income.

Top Contributors to Performance

■ An overweight allocation to Emerging Market fixed income and U.S. fixed income compared to International Developed fixed income contributed positively to Fund relative performance.

■ An overweight allocation to global equities compared to global fixed income had a positive impact on Fund relative performance.

■ An overweight allocation to U.S. equities compared to foreign equities contributed positively to Fund relative performance.

Top Detractors from Performance

■ U.S. equity security selection detracted from Fund relative performance.

■ An overweight allocation to cash and cash equivalents compared to global equities and global fixed income had a negative impact on Fund relative performance.

Annual Shareholder Report

Federated Hermes Global Allocation Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 11/30/2014 to 11/30/2024

Total Return Based on $10,000 Investment

	Institutional Shares	MSCI ACWI	60% MSCI ACWI/40% Bloomberg Global Aggregate	Bloomberg Global Aggregate Bond Index	Bloomberg US Aggregate Bond Index	Morningstar World Allocation Funds Average	S&P 500 Index
11/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,770	$9,751	$9,698	$9,567	$10,097	$9,571	$10,275
11/30/2016	$9,734	$10,110	$10,048	$9,864	$10,316	$9,805	$11,103
11/30/2017	$11,402	$12,601	$11,767	$10,508	$10,648	$11,251	$13,642
11/30/2018	$11,037	$12,477	$11,579	$10,212	$10,505	$10,878	$14,498
11/30/2019	$12,163	$14,184	$12,954	$11,066	$11,639	$11,818	$16,834
11/30/2020	$13,509	$16,313	$14,634	$11,993	$12,486	$12,329	$19,773
11/30/2021	$14,912	$19,457	$16,071	$11,598	$12,342	$13,760	$25,294
11/30/2022	$13,314	$17,196	$13,895	$9,648	$10,758	$12,682	$22,964
11/30/2023	$13,833	$19,261	$15,012	$9,845	$10,885	$13,171	$26,142
11/30/2024	$16,311	$24,292	$17,585	$10,302	$11,633	$15,185	$35,002

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	17.91%	6.04%	5.01%
MSCI ACWIFootnote Reference*	26.12%	11.36%	9.28%
Bloomberg Global Aggregate Bond IndexFootnote Reference**	4.64%	(1.42%)	0.30%
S&P 500 Index	33.89%	15.76%	13.34%
Bloomberg US Aggregate Bond Index	6.88%	(0.01%)	1.52%
60% MSCI ACWI/40% Bloomberg Global Aggregate	17.14%	6.30%	5.81%
Morningstar World Allocation Funds Average	15.18%	5.07%	4.19%
Footnote	Description
Footnote*	The Fund has designated the MSCI ACWI as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
Footnote**	The Fund has designated the Bloomberg Global Aggregate Bond Index as an additional broad-based securities market index (in addition to the MSCI ACWI) in accordance with the SEC’s revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Annual Shareholder Report

Federated Hermes Global Allocation Fund

Key Fund Statistics

Net Assets	$282,626,516
Number of Investments	1,341
Portfolio Turnover	102%
Total Advisory Fees Paid	$1,204,661

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Project and Trade Finance Core Fund	1.1%
Asset-Backed Securities	1.3%
Cash Equivalents	1.4%
U.S Treasury and Agency Securities	2.2%
Mortgage Core Fund	4.8%
Corporate Debt Securities	5.9%
Foreign Debt Securities	7.2%
Emerging Markets Core Fund	9.3%
International Equity Securities	21.0%
Domestic Equity Securities	43.5%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	2.4%
Utilities	2.5%
Materials	3.6%
Consumer Staples	3.8%
Energy	3.9%
Communication Services	7.1%
Health Care	9.0%
Consumer Discretionary	11.6%
Industrials	11.9%
Financials	20.8%
Information Technology	23.4%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314183500

G01454-01-D (01/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Global Allocation Fund

Class R Shares | FSBKX

Annual Shareholder Report - November 30, 2024

This annual shareholder report contains important information about the Federated Hermes Global Allocation Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$170	1.57%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% custom blend of the MSCI ACWI Index and the Bloomberg Global Aggregate Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the MSCI ACWI Index which captures large-cap and mid-cap representation across developed markets and emerging markets and the Bloomberg Global Aggregate Bond Index which provides a broad-based measure of the global investment grade fixed-rate debt markets. The Fund seeks to provide relative safety of capital with the possibility of long-term growth of capital and income by investing in a diversified mix of various asset classes. Consideration is also given to current income.

Top Contributors to Performance

■ An overweight allocation to Emerging Market fixed income and U.S. fixed income compared to International Developed fixed income contributed positively to Fund relative performance.

■ An overweight allocation to global equities compared to global fixed income had a positive impact on Fund relative performance.

■ An overweight allocation to U.S. equities compared to foreign equities contributed positively to Fund relative performance.

Top Detractors from Performance

■ U.S. equity security selection detracted from Fund relative performance.

■ An overweight allocation to cash and cash equivalents compared to global equities and global fixed income had a negative impact on Fund relative performance.

Annual Shareholder Report

Federated Hermes Global Allocation Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 11/30/2014 to 11/30/2024

Total Return Based on $10,000 Investment

	Class R Shares	MSCI ACWI	60% MSCI ACWI/40% Bloomberg Global Aggregate	Bloomberg Global Aggregate Bond Index	Bloomberg US Aggregate Bond Index	Morningstar World Allocation Funds Average	S&P 500 Index
11/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,702	$9,751	$9,698	$9,567	$10,097	$9,571	$10,275
11/30/2016	$9,593	$10,110	$10,048	$9,864	$10,316	$9,805	$11,103
11/30/2017	$11,158	$12,601	$11,767	$10,508	$10,648	$11,251	$13,642
11/30/2018	$10,728	$12,477	$11,579	$10,212	$10,505	$10,878	$14,498
11/30/2019	$11,740	$14,184	$12,954	$11,066	$11,639	$11,818	$16,834
11/30/2020	$12,944	$16,313	$14,634	$11,993	$12,486	$12,329	$19,773
11/30/2021	$14,181	$19,457	$16,071	$11,598	$12,342	$13,760	$25,294
11/30/2022	$12,568	$17,196	$13,895	$9,648	$10,758	$12,682	$22,964
11/30/2023	$12,971	$19,261	$15,012	$9,845	$10,885	$13,171	$26,142
11/30/2024	$15,183	$24,292	$17,585	$10,302	$11,633	$15,185	$35,002

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R Shares	17.06%	5.28%	4.26%
MSCI ACWIFootnote Reference*	26.12%	11.36%	9.28%
Bloomberg Global Aggregate Bond IndexFootnote Reference**	4.64%	(1.42%)	0.30%
S&P 500 Index	33.89%	15.76%	13.34%
Bloomberg US Aggregate Bond Index	6.88%	(0.01%)	1.52%
60% MSCI ACWI/40% Bloomberg Global Aggregate	17.14%	6.30%	5.81%
Morningstar World Allocation Funds Average	15.18%	5.07%	4.19%
Footnote	Description
Footnote*	The Fund has designated the MSCI ACWI as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
Footnote**	The Fund has designated the Bloomberg Global Aggregate Bond Index as an additional broad-based securities market index (in addition to the MSCI ACWI) in accordance with the SEC’s revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Annual Shareholder Report

Federated Hermes Global Allocation Fund

Key Fund Statistics

Net Assets	$282,626,516
Number of Investments	1,341
Portfolio Turnover	102%
Total Advisory Fees Paid	$1,204,661

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Project and Trade Finance Core Fund	1.1%
Asset-Backed Securities	1.3%
Cash Equivalents	1.4%
U.S Treasury and Agency Securities	2.2%
Mortgage Core Fund	4.8%
Corporate Debt Securities	5.9%
Foreign Debt Securities	7.2%
Emerging Markets Core Fund	9.3%
International Equity Securities	21.0%
Domestic Equity Securities	43.5%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	2.4%
Utilities	2.5%
Materials	3.6%
Consumer Staples	3.8%
Energy	3.9%
Communication Services	7.1%
Health Care	9.0%
Consumer Discretionary	11.6%
Industrials	11.9%
Financials	20.8%
Information Technology	23.4%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314183401

G01454-01-C (01/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Global Allocation Fund

Class R6 Shares | FSBLX

Annual Shareholder Report - November 30, 2024

This annual shareholder report contains important information about the Federated Hermes Global Allocation Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$90	0.83%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% custom blend of the MSCI ACWI Index and the Bloomberg Global Aggregate Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the MSCI ACWI Index which captures large-cap and mid-cap representation across developed markets and emerging markets and the Bloomberg Global Aggregate Bond Index which provides a broad-based measure of the global investment grade fixed-rate debt markets. The Fund seeks to provide relative safety of capital with the possibility of long-term growth of capital and income by investing in a diversified mix of various asset classes. Consideration is also given to current income.

Top Contributors to Performance

■ An overweight allocation to Emerging Market fixed income and U.S. fixed income compared to International Developed fixed income contributed positively to Fund relative performance.

■ An overweight allocation to global equities compared to global fixed income had a positive impact on Fund relative performance.

■ An overweight allocation to U.S. equities compared to foreign equities contributed positively to Fund relative performance.

Top Detractors from Performance

■ U.S. equity security selection detracted from Fund relative performance.

■ An overweight allocation to cash and cash equivalents compared to global equities and global fixed income had a negative impact on Fund relative performance.

Annual Shareholder Report

Federated Hermes Global Allocation Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 11/30/2014 to 11/30/2024

Total Return Based on $10,000 Investment

	Class R6 Shares	MSCI ACWI	60% MSCI ACWI/40% Bloomberg Global Aggregate	Bloomberg Global Aggregate Bond Index	Bloomberg US Aggregate Bond Index	Morningstar World Allocation Funds Average	S&P 500 Index
11/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,741	$9,751	$9,698	$9,567	$10,097	$9,571	$10,275
11/30/2016	$9,686	$10,110	$10,048	$9,864	$10,316	$9,805	$11,103
11/30/2017	$11,347	$12,601	$11,767	$10,508	$10,648	$11,251	$13,642
11/30/2018	$10,988	$12,477	$11,579	$10,212	$10,505	$10,878	$14,498
11/30/2019	$12,116	$14,184	$12,954	$11,066	$11,639	$11,818	$16,834
11/30/2020	$13,454	$16,313	$14,634	$11,993	$12,486	$12,329	$19,773
11/30/2021	$14,854	$19,457	$16,071	$11,598	$12,342	$13,760	$25,294
11/30/2022	$13,268	$17,196	$13,895	$9,648	$10,758	$12,682	$22,964
11/30/2023	$13,789	$19,261	$15,012	$9,845	$10,885	$13,171	$26,142
11/30/2024	$16,263	$24,292	$17,585	$10,302	$11,633	$15,185	$35,002

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R6 SharesFootnote Referencea	17.95%	6.06%	4.98%
MSCI ACWIFootnote Reference*	26.12%	11.36%	9.28%
Bloomberg Global Aggregate Bond IndexFootnote Reference**	4.64%	(1.42%)	0.30%
S&P 500 Index	33.89%	15.76%	13.34%
Bloomberg US Aggregate Bond Index	6.88%	(0.01%)	1.52%
60% MSCI ACWI/40% Bloomberg Global Aggregate	17.14%	6.30%	5.81%
Morningstar World Allocation Funds Average	15.18%	5.07%	4.19%
Footnote	Description
Footnote*	The Fund has designated the MSCI ACWI as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
Footnote**	The Fund has designated the Bloomberg Global Aggregate Bond Index as an additional broad-based securities market index (in addition to the MSCI ACWI) in accordance with the SEC’s revised definition for such an index.
Footnote[a]	The Fund’s R6 class commenced operations on June 29, 2016. For the period prior to the commencement of operations for the R6 class, the R6 class performance information shown is for the Fund’s A class. The performance of the Fund’s A class has not been adjusted to reflect the expenses applicable to the R6 class since the R6 class has a lower expense ratio than the expense ratio of the A class. The performance of the A class has been adjusted to remove any voluntary waiver of Fund expenses related to the A class that may have occurred during the periods prior to commencement of operations of the R6 class and to reflect the differences in sales loads and charges imposed on the and R6 class.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Annual Shareholder Report

Federated Hermes Global Allocation Fund

Key Fund Statistics

Net Assets	$282,626,516
Number of Investments	1,341
Portfolio Turnover	102%
Total Advisory Fees Paid	$1,204,661

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Project and Trade Finance Core Fund	1.1%
Asset-Backed Securities	1.3%
Cash Equivalents	1.4%
U.S Treasury and Agency Securities	2.2%
Mortgage Core Fund	4.8%
Corporate Debt Securities	5.9%
Foreign Debt Securities	7.2%
Emerging Markets Core Fund	9.3%
International Equity Securities	21.0%
Domestic Equity Securities	43.5%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	2.4%
Utilities	2.5%
Materials	3.6%
Consumer Staples	3.8%
Energy	3.9%
Communication Services	7.1%
Health Care	9.0%
Consumer Discretionary	11.6%
Industrials	11.9%
Financials	20.8%
Information Technology	23.4%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314183609

G01454-01-E (01/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 – $40,639

Fiscal year ended 2023 - $38,114

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval(and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2024 - $4,704

Fiscal year ended 2023 - $52,959

(h)       The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
November 30, 2024

Share Class | Ticker	A | FSTBX	C | FSBCX	R | FSBKX
	Institutional | SBFIX	R6 | FSBLX

Federated Hermes Global Allocation Fund

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
November 30, 2024
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—64.5%
		Communication Services—4.6%
11,952		Alphabet, Inc., Class A	$ 2,019,290
10,016		Alphabet, Inc., Class C	1,707,628
4	[1]	AMC Entertainment Holdings, Inc.	20
1,678	[1]	Anterix, Inc.	58,227
19,198		AT&T, Inc.	444,626
1,251	[1]	Atlanta Braves Holdings, Inc.	50,478
60,100		Axiata Group BHD	31,666
550	[1]	Baidu, Inc.	5,835
6,776		Bharti Airtel Ltd.	131,244
2,400	[1]	Bilibili, Inc.	46,248
197		Cable One, Inc.	82,783
918		CD Projekt S.A.	37,827
350,000		China Tower Corp. Ltd.	45,921
133	[1]	Cinemark Holdings, Inc.	4,591
1,568		CTS Eventim AG	138,428
2,626		Deutsche Telekom AG, Class REG	83,955
240		Elisa OYJ	10,870
152	[1]	Frontier Communications Parent, Inc.	5,291
9,855		Gray Television, Inc.	42,081
206		Hellenic Telecommunication Organization S.A.	3,250
21,000		HKT Trust and HKT Ltd.	26,173
70		Iridium Communications, Inc.	2,080
8,000		KDDI Corp.	264,917
20,158		Koninklijke KPN NV	78,202
2,274		KT Corp.	80,148
16,300	[1]	Kuaishou Technology	103,330
2,004		LG Uplus Corp.	16,653
4,226	[1]	Liberty Latin America Ltd.	29,202
1,066	[1]	Lions Gate Entertainment Corp.	7,856
4,938	[1]	Lumen Technologies, Inc.	36,245
4,455		Meta Platforms, Inc.	2,558,596
578		NetEase, Inc.	10,070
1,410	[1]	Netflix, Inc.	1,250,402
1,900		Nintendo Co. Ltd.	111,491
7,258	[1]	Pinterest, Inc.	220,063
1,257		Publicis Groupe	136,414
1,517		Quebecor, Inc., Class B	35,822
129		REA Group, Ltd.	21,223
1,832		Shutterstock, Inc.	58,038
3,315		Sinclair, Inc.	60,731
412		SK Telecom Co. Ltd.	18,214
178,600		SoftBank Corp.	230,722
106		Spark New Zealand Ltd.	184
1,081	[1]	Spotify Technology S.A.	515,594
21		Swisscom AG	12,141
4,642		Tegna, Inc.	87,130
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Communication Services—continued
870		Telenor ASA	$ 10,244
1,827		Telephone and Data System, Inc.	62,447
11,005		Telstra Group Ltd.	28,308
17,296		Tencent Holdings Ltd.	889,593
26,875		TIM S.A./Brazil	70,752
306		T-Mobile USA, Inc.	75,564
4,293	[1]	Trade Desk, Inc./The	551,865
1		Universal Music Group N.V.	24
2,669		Verizon Communications, Inc.	118,343
7,757	[1]	Vimeo Holdings, Inc.	50,653
72		Wiley (John) & Sons, Inc., Class A	3,757
14,460		WPP PLC	158,199
		TOTAL	12,941,649
		Consumer Discretionary—7.5%
641	[1]	Abercrombie & Fitch Co., Class A	95,951
1,364		Academy Sports and Outdoors, Inc.	67,177
988		Acushnet Holdings Corp.	72,233
987		Adidas AG	232,564
464	[1]	Adient PLC	8,923
528	[1]	Adtalem Global Education, Inc.	48,265
39,908		Alibaba Group Holding Ltd.	434,381
19,253	[1]	Amazon.com, Inc.	4,002,506
2,274		American Eagle Outfitters, Inc.	43,752
644	[1]	Aptiv PLC	35,761
4,428		Aristocrat Leisure Ltd.	195,974
164	[1]	AutoZone, Inc.	519,805
2,169		Berkeley Group Holdings PLC	114,550
623		Block (H&R), Inc.	36,931
536		BorgWarner, Inc.	18,396
179		Bosch Ltd.	73,855
44,000		Bosideng International Holdings Ltd.	23,177
5,400		Bridgestone Corp.	193,573
800		BYD Co. Ltd., Class A	30,562
500		BYD Co. Ltd., Class H	16,435
10,675	[1]	Caesars Entertainment Corp.	410,881
961		Canadian Tire Corp. Ltd.	105,960
341	[1]	Carvana Co.	88,803
50,000		Cheng Shin Ind	78,016
13,200		Chongqing Changan Automobile Co. Ltd.	25,347
2,301	[1]	Churchill Capital Corp. IV	5,016
1,141		Cie Financiere Richemont S.A.	158,721
5,499		Compagnie Generale des Etablissements Michelin, Class B	179,725
846		Continental AG	55,437
2,737		D. R. Horton, Inc.	461,951
36		D’ieteren Group	7,670
585		Dollarama, Inc.	60,938
3,988		eBay, Inc.	252,401
3,517	[1]	Everi Holdings, Inc.	47,374
1,980		Evolution AB	173,160
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
2,895	[1]	Expedia Group, Inc.	$ 534,475
286		Ferrari NV	124,660
9,317		Ford Motor Co.	103,698
1,416	[1]	Frontdoor, Inc.	82,978
9,100		Fuyao Glass Industry Group Co. Ltd., Class A	70,654
11,600		Fuyao Glass Industry Group Co. Ltd., Class H	78,090
2,653		General Motors Co.	147,480
546		Gentex Corp.	16,686
1		Gildan Activewear, Inc.	50
44,500		Great Wall Motor Co. Ltd.	72,929
11,900		Gree Electric Appliances, Inc. of Zhuhai	69,608
750	[1]	Green Brick Partners, Inc.	53,595
18,100		Haier Smart Home Co. Ltd., Class A	71,272
24,400		Haier Smart Home Co. Ltd., Class H	81,569
2,101		Hankook Tire Co. Ltd.	57,327
285		Harley-Davidson, Inc.	9,585
15		Hermes International	32,725
1,341		Hero MotoCorp Ltd.	75,665
4,000		Hisense Home Appliances Group Co., Ltd., Class H	11,296
1,020		Home Depot, Inc.	437,713
3,900		Honda Motor Co., Ltd.	33,472
2,345		Hyatt Hotels Corp.	370,369
4,887		Industria de Diseno Textil S.A.	268,874
3,123		International Game Technology PLC	60,055
9,731		JD.com, Inc.	181,647
133		Jumbo S.A.	3,474
907		KB HOME	75,045
1,544		Kia Corp.	102,958
43,523		Kingfisher PLC	137,100
885		Kontoor Brands, Inc.	81,225
3,804		La Francaise des Jeux SAEM	150,331
8	[1]	Latham Group, Inc.	53
4		La-Z-Boy, Inc.	181
133		Lear Corp.	13,013
3,041		Lennar Corp., Class A	530,320
2,172		Lennar Corp., Class B	358,011
324		LVMH Moet Hennessy Louis Vuitton SE	201,858
758		Maruti Suzuki India Ltd.	99,518
230		McDonald’s Corp.	68,082
12,614	[1]	Meituan	265,849
1,217		Mercedes-Benz Group AG	68,096
11,593	[1]	MGM Resorts International	444,476
1,000	[1]	Midea Group Co., Ltd.	8,921
7,500		Midea Group Co., Ltd., Class A	73,136
106		Naspers Ltd., Class N	24,057
199		Next PLC	25,494
17,071	[1]	Norwegian Cruise Line Holdings Ltd.	459,039
210		OPAP S.A.	3,445
209		Oxford Industries, Inc.	17,383
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
1,945	[1,2]	Ozon Holdings PLC, ADR	$ 0
1,148		Pandora A/S	185,565
464		Patrick Industries, Inc.	62,357
4		Perdoceo Education Corp.	110
529		Phinia, Inc.	29,666
9,000		Pop Mart International Group Ltd.	104,789
64,000		Pou Chen Corp.	80,929
2,306	[1]	Prosus NV	93,900
56		Pulte Group, Inc.	7,575
824	[1]	QuantumScape Corp.	4,310
929	[1]	Revelyst, Inc.	17,558
1,945	[1]	Rivian Automotive, Inc.	23,787
3,602		Ross Stores, Inc.	557,842
2,039	[1]	Sally Beauty Holdings, Inc.	28,403
10,500		Sekisui Chemical Co.	170,088
6,400		Sekisui House Ltd.	151,780
780		Signet Jewelers Ltd.	78,156
288		Six Flags Entertainment Corp.	13,303
512		Sodexo S.A.	42,509
21,000		Sony Group Corp.	419,308
6		Steven Madden Ltd.	273
767	[1]	Stride, Inc.	81,969
2,900		Subaru Corp.	46,806
2		Super Group SGHC Ltd.	13
1,877	[1]	Target Hospitality Corp.	15,523
11,007		Tata Motors Ltd.	102,700
1,258	[1]	Taylor Morrison Home Corp.	92,928
6,604	[1]	Tesla, Inc.	2,279,437
21,739		The Wendy’s Co.	399,128
120		Thor Industries, Inc.	13,392
5,958		TJX Cos., Inc.	748,861
12,300		Toyota Motor Corp.	210,461
1,226		Trent Ltd.	98,608
600	[1]	Tri Pointe Homes, Inc.	26,118
350	[1]	Trip.com Group Ltd.	22,775
1,162	[1]	United Parks & Resorts, Inc.	68,140
5	[1]	Urban Outfitters, Inc.	244
1		Vibra Energia S.A.	3
497	[1]	Visteon Corp.	46,405
365		Winnebago Industries, Inc.	21,367
12,600		Yamaha Motor Co.	109,887
9,907	[1]	Zomato Ltd.	32,876
2,200		ZOZO, Inc.	69,383
		TOTAL	21,192,940
		Consumer Staples—2.5%
5,000		Ajinomoto Co., Inc.	211,472
118,000	[1]	Alibaba Health Information Technology Ltd.	57,027
1		Almarai Co, Ltd.	15
9,551		Altria Group, Inc.	551,475
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
39,142		Ambev S.A.	$ 82,814
1,529		Anheuser-Busch InBev NV	82,237
9,374		Arca Continental, S.A.B. de C.V.	79,575
7,826		Archer-Daniels-Midland Co.	427,300
1,250		Bid Corp. Ltd.	30,722
2,281		BIM Birlesik Magazalar AS	31,172
5,798		Brf S.A.	23,908
8,340		British American Tobacco PLC	316,493
301		Carrefour S.A.	4,578
898	[1]	Central Garden & Pet Co., Class A	30,343
85	[1]	Chefs Warehouse, Inc.	3,800
641		Coca-Cola Europacific Partners PLC	49,729
123		Costco Wholesale Corp.	119,541
130		Dole PLC	1,959
1,206		Dollar General Corp.	93,188
26,370		Endeavour Group Ltd.	75,275
469		Energizer Holdings, Inc.	17,874
6,667		General Mills, Inc.	441,755
80		George Weston Ltd.	12,860
7,800		Giant Biogene Holding Co. Ltd.	50,252
1,976		Gruma Sab De Cv, Class B	33,789
1,708	[1]	Haleon PLC	8,134
8,500		Hengan International Group Co. Ltd.	24,638
1,267		Henkel AG & Co. KGAA	96,177
6,605		Imperial Brands PLC	215,989
35		Ingles Markets, Inc., Class A	2,587
24		Jeronimo Martins SGPS S.A.	467
123		Kerry Group PLC	11,884
462		Kesko	9,182
12,000		Kirin Holdings Co., Ltd.	167,765
2,800		Koninklijke Ahold NV	96,518
569		Korea Tobacco & Ginseng Corp.	49,713
6,800		Kroger Co.	415,344
1,514		Loblaw Cos. Ltd.	196,489
848		L’Oreal S.A.	294,447
1		Lotus Bakeries	12,021
2,800		Matsumotokiyoshi Holdings Co. Ltd.	39,370
3,706	[1]	Monster Beverage Corp.	204,312
667		Mowi ASA	12,139
22		Natural Grocers by Vitamin Cottage, Inc.	1,035
5,698		Nestle S.A.	494,592
72,600		NewCo/CPAXTT	73,558
1,004		Orkla ASA	9,291
61		PriceSmart, Inc.	5,474
2,388	[1]	Primo Brands Corp.	68,106
1,936		Procter & Gamble Co.	347,047
183		Reckitt Benckiser Group PLC	11,318
98		Salmar ASA	5,108
5,230		Shoprite Holdings Ltd.	85,829
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
59,000		Smoore International Holdings Ltd.	$ 87,297
81		SpartanNash Co.	1,537
244	[1]	Sprouts Farmers Market, Inc.	37,693
1,621		Sysco Corp.	124,995
3,335		Target Corp.	441,254
47,552		Tesco PLC	221,544
80		The Anderson’s, Inc.	3,819
635	[1]	The Simply Good Foods Co.	25,267
148		Turning Point Brands, Inc.	9,161
2,501		Unilever PLC	149,571
144	[1]	United Natural Foods, Inc.	3,576
798		WalMart, Inc.	73,815
40		Weis Markets, Inc.	2,913
		TOTAL	6,970,129
		Energy—2.5%
1,835		Ades Holding Co.	8,755
460		Aker BP ASA	9,444
3,147		Ampol Ltd.	59,680
1,881		Ardmore Shipping Corp.	20,992
20,217		Bharat Petroleum Corp. Ltd.	70,427
60,742		BP PLC	297,523
7,340		Canadian Natural Resources Ltd.	249,132
6,096		Chevron Corp.	987,125
10,500		China Petroleum & Chemical Corp.	9,273
100		China Shenhua Energy Co., Ltd., Class A	555
7,500		China Shenhua Energy Co., Ltd., Class H	31,407
9,619		Coal India Ltd.	47,454
601		CONSOL Energy, Inc.	78,551
5,560		DHT Holdings, Inc.	52,375
761		Enbridge, Inc.	32,923
9,700		ENEOS Holdings, Inc.	52,574
1,236		Equinor ASA	29,961
1		Exxaro Resources Ltd.	9
10,741		Exxon Mobil Corp.	1,267,008
369		FLEX LNG Ltd.	8,908
40		Galp Energia, SGPS S.A.	657
1,981		Helmerich & Payne, Inc.	68,602
16,073		Hindustan Petroleum Corp. Ltd.	73,219
402		Hyundai Robotics Co. Ltd.	22,598
1,118		Imperial Oil Ltd.	82,801
40,531		Indian Oil Corp. Ltd.	66,640
1,381		International Seaways, Inc.	53,859
5,421		Keyera Corp.	178,770
3,216		Marathon Petroleum Corp.	502,178
1,996		Murphy Oil Corp.	64,810
757		Neste Oyj	11,512
15,177		Nordic American Tankers Ltd.	40,674
28,131		Oil & Natural Gas Corp. Ltd.	85,658
39		OMV AG	1,563
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Energy—continued
2,547		Peabody Energy Corp.	$ 60,746
59,300		PetroChina Co. Ltd., Class A	66,314
93,177		PetroChina Co. Ltd., Class H	66,777
17,505		Petroleo Brasileiro S.A.	123,997
1		Petronet LNG Ltd.	4
4,087		Phillips 66	547,576
1,811		PRIO S.A.	12,082
9,313		Reliance Industries Ltd.	142,433
159		Sandridge Energy, Inc.	1,865
4,312		Santos Ltd.	18,554
1,111		Scorpio Tankers, Inc.	56,283
300		Shaanxi Coal Industry Co. Ltd.	974
8,099		Shell PLC	261,028
8,099	[1,2]	Shell PLC, Rights	0
1,231		SM Energy Co.	55,629
6,633		Suncor Energy, Inc.	263,937
12,123	[2]	Tatneft	0
333	[1]	Teekay Corp.	2,458
528		Teekay Tankers Ltd., Class A	21,252
34,600		Thai Oil PCL	38,073
4,620		TotalEnergies SE	267,946
9,471		Turkiye Petrol Rafinerileri AS	40,230
2		VAALCO Energy, Inc.	10
3,674		Valero Energy Corp.	510,980
		TOTAL	7,126,765
		Financials—13.4%
8	[1]	Acacia Research Corp.	36
4,774		Aflac, Inc.	544,236
270		Ageas	13,614
88,700		Agricultural Bank of China Ltd.	59,157
40,600		AIA Group Ltd.	305,458
1,420		AIB Group PLC	7,716
7,250		Al Rajhi Bank	175,951
1,200		Allianz SE	370,840
685		Ally Financial, Inc.	27,386
2,462		Alpha Bank AE	3,807
1,667		Amalgamated Financial Corp.	59,395
2,613		American Express Co.	796,129
1,003		Ameriprise Financial, Inc.	575,692
1		ASX Ltd.	43
2,565		Aviva PLC	15,791
7,786		AXA S.A.	272,034
81		Axis Bank Ltd.	1,091
1,068	[1]	Axos Financial, Inc.	88,484
1		B3 S.A. - Brasil Bolsa Balcao	2
663		Bajaj Holdings & Investment Ltd.	70,844
26,389		Banco Bilbao Vizcaya Argentaria S.A.	249,491
33,919		Banco del Bajio S.A.	70,872
15,249		Banco Do Brasil S.A.	62,777
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
1,772		Banco Latinoamericano de Comercio Exterior S.A., Class E	$ 60,372
346		Banco Santander, S.A.	1,601
1,256	[1]	Bancorp, Inc., DE	73,388
17,232		Bank Hapoalim BM	197,924
10,367		Bank Leumi Le-Israel	118,101
240,400		Bank Mandiri Persero Tbk PT	93,376
28,149		Bank of America Corp.	1,337,359
2		Bank of Baroda	6
59,500		Bank of China Ltd., Class A	41,359
195,388		Bank of China Ltd., Class H	91,469
11,600		Bank of Communications Ltd., Class A	11,806
104,456		Bank of Communications Ltd., Class H	76,139
810		Bank of Ireland Group PLC	7,082
14,400		Bank of Nanjing Co. Ltd.	21,116
11,376		Bank of New York Mellon Corp.	931,353
5,249		Bank of Nova Scotia	299,370
1,847		BankUnited, Inc.	77,703
6,885		Banque Saudi Fransi	56,247
78,401		Barclays PLC	262,670
12,757		BB Seguridade Participacoes S.A.	71,091
5,371	[1]	Berkshire Hathaway, Inc., Class B	2,594,300
59,500		BOC Hong Kong (Holdings) Ltd.	183,681
4,943		Burford Capital Ltd.	67,373
893		Burke & Herbert Financial Services Corp.	61,867
2,102		Byline Bancorp, Inc.	66,045
1,308		Camden National Corp.	61,620
36,870		Canara Bank	44,565
3,346	[1]	Cantaloupe, Inc.	30,382
1,233		Capital One Financial Co.	236,748
579		Capitec Bank Holdings Ltd.	104,772
260,501		China Construction Bank Corp.	196,243
14,300		China Pacific Insurance Group Co. Ltd., Class A	67,623
27,200		China Pacific Insurance Group Co. Ltd., Class H	87,748
21,900		CIMB Group Holdings Berhad	40,708
5,392		Citigroup, Inc.	382,131
14,120		Citizens Financial Group, Inc.	679,737
3,419		CNA Financial Corp.	172,454
1,017		CNO Financial Group, Inc.	40,578
4,974		Commonwealth Bank of Australia	515,326
1,073		Community Trust Bancorp, Inc.	63,286
2,528		Credit Agricole S.A.	33,945
3,562	[1]	CrossFirst Bankshares, Inc.	61,658
7,800		Dai-ichi Life Insurance Co. Ltd./The	211,822
5,500		Daiwa Securities Group, Inc.	36,514
9,300		DBS Group Holdings Ltd.	295,306
681		Deutsche Bank AG	11,574
4,348		DigitalBridge Group, Inc.	56,959
3,257		Discover Financial Services	594,175
1,267		DNB Bank ASA	26,477
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
12	[1]	Donnelley Financial Solutions, Inc.	$ 723
4,481		East West Bancorp, Inc.	491,476
1,546		Enact Holdings, Inc.	54,435
6,282		Equitable Holdings, Inc.	302,981
87		Erste Group Bank AG	4,766
264		Essent Group Ltd.	15,254
2,881		Eurobank Ergasias S.A.	6,093
823		Euronext NV	91,920
233	[1]	Exor NV	22,982
196		F&G Annuities & Life, Inc.	9,473
152		Fairfax Financial Holdings Ltd.	215,648
311		Federal Agricultural Mortgage Association, Class C	66,389
3,049	[1]	Fidelis Insurance	62,596
1,242		First BanCorp	25,685
2,202		First Busey Corp.	58,771
674		First Financial Corp.	32,918
24,714		First Horizon Corp.	522,207
8,514		FirstRand Ltd.	36,362
2,444		Fulton Financial Corp.	52,742
287		Gjensidige Forsikring ASA	5,117
1,239		Goldman Sachs Group, Inc.	754,018
5,115		Great-West Lifeco, Inc.	184,170
37		Greene County Bancorp, Inc.	1,126
140		Groupe Bruxelles Lambert S.A.	9,676
14,685		Grupo Financiero Banorte S.A. de C.V.	96,834
2,102		HA Sustainable Infrastructure Capital, Inc.	65,919
80	[1]	Hamilton Insurance Group, Ltd.	1,526
1,474		Hancock Whitney Corp.	87,526
2,441		Hanmi Financial Corp.	64,564
4,073		Hartford Financial Services Group, Inc.	502,242
278		HCI Group, Inc.	33,880
6,250		HDFC Bank Ltd.	132,592
7,200		Hong Kong Exchanges & Clearing Ltd.	274,792
3,700		Hong Leong Bank Berhad	17,231
20,674		HSBC Holdings PLC	192,555
110,000		Hua Nan Financial Holdings Co. Ltd.	88,725
19,658		Huntington Bancshares, Inc.	354,041
7,228		ICICI Bank Ltd.	111,173
1,695		Independent Bank Corp.- Michigan	63,783
29,100		Industrial & Commercial Bank of China, Class A	24,832
260,000		Industrial & Commercial Bank of China, Class H	153,767
15,455		ING Groep N.V.	239,275
36,211		Insurance Australia Group Ltd.	200,752
6,444		Inter & Co, Inc.	29,771
64,136		Intesa Sanpaolo SpA	245,451
8,773		Investor AB, Class B	240,578
2,618		Israel Discount Bank	17,223
939		Jackson Financial, Inc.	94,078
4,923		JPMorgan Chase & Co.	1,229,372
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
1,875		KB Financial Group, Inc.	$ 129,480
381		KBC Group NV	27,509
1,220		Korea Investment Holdings Co. Ltd.	65,389
319,530		Lloyds Banking Group PLC	216,058
3,701		M&T Bank Corp.	814,183
139		Mahindra and Mahindra Ltd.	4,899
40,200		Malayan Banking BHD	92,271
8,846		Manulife Financial Corp.	284,768
5	[1]	Marqeta, Inc.	19
2,979		Marsh & McLennan Cos., Inc.	694,792
2,447		Mastercard, Inc.	1,304,104
1,296		Mercantile Bank Corp.	64,865
139		Merchants Bancorp, Inc.	5,738
872		Meta Financial Group, Inc.	73,143
6,527		MetLife, Inc.	575,877
50,670		Metropolitan Bank & Trust Co.	65,940
143		Mid Penn Bancorp, Inc.	4,583
330		Midland States Bancorp, Inc.	8,861
8,300		Mitsubishi UFJ Financial Group, Inc.	98,429
848	[1]	Mr. Cooper Group, Inc.	83,672
591		Muenchener Rueckversicherungs-Gesellschaft AG	308,937
4,590		National Australia Bank Ltd.	117,233
962		National Bank of Greece	6,773
28,621		Natwest Group plc	146,557
5,196		Nedbank Group Ltd.	83,314
1,785	[1]	NMI Holdings, Inc.	71,382
5,242		Nordea Bank Abp	59,212
619		Northeast Bank	60,941
4,464		Northern Trust Corp.	496,218
1,818	[1]	NU Holdings Ltd./Cayman Islands	22,780
1,344		OFG Bancorp.	61,044
4,433		Old National Bancorp	102,668
3,403		Old Second Bancorp, Inc.	63,296
4,300		ORIX Corp.	96,977
1,492		Orrstown Financial Services, Inc.	58,934
3		OTP Bank RT	163
20,200		Oversea-Chinese Banking Corp. Ltd.	245,930
713	[1]	Palomar Holdings, Inc.	77,218
103		Partners Group Holding AG	150,233
7,404	[1]	Payoneer Global, Inc.	80,778
407	[1]	PayPal Holdings, Inc.	35,315
3		Peoples Bancorp, Inc.	105
4,025		Phoenix Group Holdings PLC	26,332
6,000		Ping An Insurance (Group) Co. of China Ltd.	34,908
1,161		Piraeus Bank S.A.	4,258
82,000		Postal Savings Bank of China Co. Ltd.	47,182
3,332		Power Corp. of Canada	112,237
15,902		Power Finance Corp.	92,770
5,796		Powszechna Kasa Oszczednosci Bank Polski S.A.	79,679
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
685		Preferred Bank Los Angeles, CA	$ 64,616
2,541		Prudential Financial, Inc.	328,831
203,500		PT Bank Central Asia	128,520
93,500		PT Bank Rakyat Indonesia Tbk	25,092
61,970		Punjab National Bank	76,975
22,343		Rand Merchant Investment Holdings Ltd.	80,204
4	[1]	Remitly Global, Inc.	82
1,673		Royal Bank of Canada	210,504
14,101		Rural Electrification Corp. Ltd.	88,560
844		Sampo Oyj, Class A	36,119
270		Samsung Life Insurance Co., Ltd.	20,754
10,002		Saudi British Bank/The	82,560
1,212		Saudi Tadawul Group Holding Co.	69,665
160	[1]	Sezzle, Inc.	67,845
37,000		Shanghai Pudong Development Bank Co. Ltd.	48,646
297	[1]	Siriuspoint Ltd.	4,580
1,180	[1]	Skyward Specialty Insurance Group, Inc.	63,850
26		Sofina	6,028
8,900		Sompo Holdings, Inc.	235,483
8,081		Standard Bank Group Ltd.	106,255
17,248		Standard Chartered PLC	213,165
1		State Bank of India	10
2,916		State Street Corp.	287,255
6,267	[1]	StoneCo Ltd.	59,411
14,800		Sumitomo Mitsui Financial Group, Inc.	364,287
3,936		Sun Life Financial Services of Canada	242,252
9,440		Suncorp Group Ltd.	121,479
1,735		Swiss Re AG	255,926
14,220		Synchrony Financial	960,134
1		Synovus Financial Corp.	57
10,400		T&D Holdings, Inc.	197,572
16,000		Taiwan Business Bank	7,340
17,200		Thai Farmers Bank Co.	75,538
965,600		Thai Military Bank	49,575
739		Tiptree, Inc.	16,842
3,494		Toronto Dominion Bank	197,728
6,353		Truist Financial Corp.	302,911
1,601		UBS Group AG	51,662
719		UMB Financial Corp.	90,227
6,258		UniCredit SpA	240,179
342	[1]	United Insurance Holdings Corp.	4,696
2		Valley National Bancorp	21
193	[1]	Velocity Financial, LLC	3,949
4,572		Visa, Inc., Class A	1,440,546
4,196		Wells Fargo & Co.	319,609
4,177		Westpac Banking Corp. Ltd.	91,031
1,536		Willis Towers Watson PLC	494,592
5,805		WisdomTree Investments, Inc.	69,370
759		Woori Financial Group, Inc.	9,100
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
193	[1]	World Acceptance Corp.	$ 23,338
5,038		XP, Inc.	68,215
383		Zurich Insurance Group AG	243,425
		TOTAL	37,820,570
		Health Care—5.8%
6,903	[1]	89Bio, Inc.	62,058
4,077		Abbott Laboratories	484,225
1,370		AbbVie, Inc.	250,614
4	[1]	AbSci Corp.	12
4	[1]	ACELYRIN, Inc.	18
10,826	[1]	Adaptive Biotechnologies Corp.	64,306
330	[1]	Addus Homecare Corp.	40,537
9,000	[1]	Akeso, Inc.	84,507
20,496	[1]	Allogene Therapeutics, Inc.	50,830
2,166		Amgen, Inc.	612,696
6,699	[1]	Annexon, Inc.	36,108
5	[1]	Arbutus Biopharma Corp.	17
3,651	[1]	Arcus Biosciences, Inc.	56,371
99	[1]	Argenx SE	61,218
379	[1]	Astrana Health, Inc.	16,392
2,107		AstraZeneca PLC	282,945
1,947	[1,2]	AstraZeneca PLC, Rights	604
8	[1]	Aveanna Healthcare Holdings, Inc.	46
774		Bayer AG	15,862
2,410	[1]	Biogen, Inc.	387,118
7,118	[1]	Boston Scientific Corp.	645,318
1,855	[1]	CareDx, Inc.	45,522
2,805	[1]	Cargo Therapeutics, Inc.	50,995
2,044		Cencora, Inc.	514,168
4,893		Cipla Ltd.	88,748
165		Cochlear Ltd.	32,787
4	[1]	Cogent Biosciences, Inc.	38
374		Concentra Group Holdings Parent, Inc.	8,170
213	[1]	Corvel Corp.	77,830
185		CSL Ltd.	34,101
3,265	[1]	Cullinan Therapeutics, Inc.	43,914
3,778		CVS Health Corp.	226,113
9,409	[1]	Cytek Biosciences, Inc.	61,441
6,300		Daiichi Sankyo Co. Ltd.	200,498
353		Dr. Sulaiman Al Habib Medical Services Group Co.	24,847
4,400		Eisai Co. Ltd.	138,035
1,246		Elevance Health, Inc.	507,072
1,824		Eli Lilly & Co.	1,450,718
2,733		Embecta Corp.	56,928
589		Ensign Group, Inc.	86,118
3,111	[1]	Entrada Therapeutics, Inc.	61,878
20,150	[1]	Erasca, Inc.	57,629
34		Fisher & Paykel Healthcare Corp. Ltd.	771
1		Gedeon Richter Rt	27
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
6,669		Gilead Sciences, Inc.	$ 617,416
16,456		GSK PLC	277,742
398	[1]	Haemonetics Corp.	34,813
111		Hanmi Pharmaceutical Co. Ltd.	21,897
16,000		Hansoh Pharmaceutical Group Co. Ltd.	40,058
49		Hikma Pharmaceuticals PLC	1,199
1,800		Hoya Corp.	232,459
3,056	[1]	Incyte Genomics, Inc.	227,947
136	[1]	Intellia Therapeutics, Inc.	2,124
438		Ipsen S.A.	50,609
2,090	[1]	IQVIA Holdings, Inc.	419,756
2,163		Johnson & Johnson	335,287
828		Koninklijke Philips NV	22,616
782	[1]	Lantheus Holdings, Inc.	69,809
14		LeMaitre Vascular, Inc.	1,498
1,265	[1]	Livanova PLC	66,413
3,206		Lupin Ltd.	77,959
13,079	[1]	MaxCyte, Inc.	46,430
695		McKesson Corp.	436,807
231		Merck & Co., Inc.	23,479
1,188		Merck KGAA	177,613
788	[1]	Merit Medical Systems, Inc.	81,873
48	[1]	Mettler-Toledo International, Inc.	60,058
4,016	[1]	Mineralys Therapeutics, Inc.	51,284
5,300		Novartis AG	560,761
6,713		Novo Nordisk A/S	716,441
24,141	[1]	Nuvation Bio, Inc.	70,009
4	[1]	Ocular Therapeutix, Inc.	40
11,376	[1]	Omniab, Inc.	44,480
2,585	[1]	Option Care Health, Inc.	61,523
181		Orion Oyj	8,558
2,975	[1]	Owens & Minor, Inc.	40,073
890	[1]	Pacific Biosciences of California, Inc.	1,700
795	[1]	PACS Group, Inc.	12,569
3,927	[1]	Pliant Therapeutics, Inc.	54,193
64	[1]	Prestige Consumer Healthcare, Inc.	5,425
6	[1]	Prime Medicine, Inc.	20
1,295		Pro Medicus Ltd.	213,261
2,157	[1]	Progyny, Inc.	33,584
3,260	[1]	Prothena Corp. PLC	52,845
599	[1]	REGENXBIO, Inc.	5,942
9,615	[1]	Relay Therapeutics, Inc.	45,191
4,689	[1]	Replimune Group, Inc.	66,021
374		Roche Holding AG	115,243
903		Roche Holding AG	261,908
7,093	[1]	SAGE Therapeutics, Inc.	38,799
137	[1]	Samsung Biologics Co. Ltd.	95,833
5	[1]	Sana Biotechnology, Inc.	14
3,642		Sanofi	354,106
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
1	[1]	Scilex Holding Co.	$ 1
464		Select Medical Holdings Corp.	9,795
15,100		Shanghai Pharmaceuticals Holding Co. Ltd.	25,225
600		Shenzhen Mindray Bio-Medical Electronics Co. Ltd.	21,739
4,800		Shionogi & Co., Ltd.	68,079
12,400		Sinopharm Group Co. Ltd.	32,803
115	[1]	SK Bioscience Co. Ltd.	3,939
514		Sonova Holding AG	175,318
3	[1]	Standard BioTools, Inc.	6
5,346		Sun Pharmaceutical Industries Ltd.	112,937
1,725		The Cigna Group	582,705
2,063		Torrent Pharmaceuticals Ltd.	81,348
956	[1]	Tourmaline Bio, Inc.	24,894
2	[1]	Travere Therapeutics, Inc.	38
1,191	[1]	Tyra Biosciences, Inc.	18,675
210		UCB S.A.	41,155
184	[1]	UFP Technologies, Inc.	59,417
1,005		UnitedHealth Group, Inc.	613,251
120	[1]	Vaxcyte, Inc.	11,321
1,223	[1]	Veracyte, Inc.	52,528
1,287	[1]	Vertex Pharmaceuticals, Inc.	602,483
9,264	[1]	Verve Therapeutics, Inc.	51,971
7,108	[1]	Vir Biotechnology, Inc.	56,580
2,739	[1]	Xencor, Inc.	70,118
4	[1]	Zafgen, Inc.	25
3,001		Zoetis, Inc.	525,925
6,460		Zydus Lifesciences Ltd.	73,848
2	[1]	Zymeworks, Inc.	28
		TOTAL	16,471,987
		Industrials—7.7%
869		ABB India Ltd.	76,194
5,905		ABB Ltd.	336,213
525		ABM Industries, Inc.	30,014
1,116		ACS Actividades de Construccion y Servicios, S.A.	51,856
1,759		Adani Ports and Special Economic Zone Ltd.	24,741
1,731		AerCap Holdings NV	171,992
191		Airbus Group SE	29,833
3,963		Alfa Laval AB	168,627
938	[1]	Amentum Holdings, Inc.	22,840
800		Apogee Enterprises, Inc.	67,368
419		Applied Industrial Technologies, Inc.	115,108
788		Atkore, Inc.	74,316
14,024		Atlas Copco AB, Class A	223,780
12,715		Atlas Copco AB, Class B	179,549
87		Auckland International Airport Ltd.	400
2,399		Automatic Data Processing, Inc.	736,325
255		Barrett Business Services, Inc.	10,942
28,679		Bharat Electronics Ltd.	104,589
513	[1]	BlueLinx Holdings, Inc.	64,484
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
590		Boise Cascade Co.	$ 87,084
4,611		Bouygues S.A.	136,954
538	[1]	BrightView Holdings, Inc.	9,200
428		Canadian National Railway Co.	47,794
1,005		Carlisle Cos., Inc.	458,984
2,008		Caterpillar, Inc.	815,469
992	[1]	CBIZ, Inc.	81,919
108,000		China Communication Services Corp. Ltd.	57,267
1,400		China CSSC Holdings Ltd.	6,873
532	[1]	Cimpress PLC	42,720
4		Cintas Corp.	903
2,000		CK Hutchison Holdings Ltd.	10,425
2,571		Compagnie de St. Gobain	234,200
8,614		Computershare Ltd.	179,353
35,000		Cosco Shipping Holdings Co. Ltd., Class H	49,409
2,595		Costamare, Inc.	34,254
319		CRA International, Inc.	62,215
424		CSG Systems International, Inc.	23,239
1,913		Cummins India, Ltd.	78,779
1,521		Cummins, Inc.	570,436
9,600		Dai Nippon Printing Co. Ltd.	146,862
1,700		Daikin Industries Ltd.	204,570
793		DasS.A.ult Aviation S.A.	157,722
1,527		Deere & Co.	711,429
3		Delta Air Lines, Inc.	191
621		Doosan Bobcat, Inc.	17,320
439	[1]	Dycom Industries, Inc.	79,529
1,551	[1]	Embraer S.A.	14,985
1,444		Enerpac Tool Group Corp.	69,687
66,000		EVA Airways Corp.	84,630
4,000		Evergreen Marine Corp., Taiwan Ltd.	26,971
2,040	[1]	Exlservice Holding, Inc.	94,574
2,980		Expeditors International Washington, Inc.	362,487
1,811		Experian PLC	86,259
7,600		Fanuc Ltd.	196,960
1		Flowserve Corp.	61
4,200		Fortune Electric Co., Ltd.	71,442
130		FTAI Aviation Ltd.	21,947
1,913	[1]	GE Vernova, Inc.	639,172
3,432		GEA Group AG	171,641
30		Geberit AG	18,043
4		Genpact Ltd.	185
779	[1]	GMS, Inc.	78,173
1,015		Griffon Corp.	85,565
2,429		GS Holdings Corp.	72,839
530		H&E Equipment Services, Inc.	31,662
2,180		HEICO Corp., Class A	460,263
392		Herc Holdings, Inc.	90,944
13,641	[1]	Hertz Global Holdings, Inc.	67,114
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
3,700		Hitachi Ltd.	$ 92,296
806		Hub Group, Inc.	41,622
2,193		Hunt (J.B.) Transportation Services, Inc.	414,718
536	[1]	Huron Consulting Group, Inc.	65,826
130		Hyster-Yale, Inc.	7,311
58		Hyundai Glovis Co. Ltd.	5,105
22		Hyundai Heavy	3,274
275	[1]	IES Holdings, Inc.	85,210
1,279		Illinois Tool Works, Inc.	354,948
637		Indutrade AB	16,249
540		International Container Terminal Services, Inc.	3,408
1,600		Itochu Corp.	79,195
2,246		Jacobs Solutions, Inc.	317,203
5,950	[1]	Janus International Group, Inc.	44,506
3,872	[1]	JELD-WEN Holding, Inc.	42,166
127		Kingspan Group PLC	9,544
1,285		Koc Holding A.S.	7,439
7,600		Komatsu Ltd.	206,145
577		Kone OYJ, Class B	29,968
126		Kongsberg Gruppen ASA	14,827
4,525		Korean Air Co. Ltd.	84,345
916		Korn Ferry	71,759
1,263		L3Harris Technologies, Inc.	311,014
3,137,677		Latam Airlines Group S.A.	43,487
3,021	[1]	Legalzoom.com, Inc.	23,957
2,552		Leidos Holdings, Inc.	422,101
158		LG Corp.	8,493
702		Lifco AB	21,297
1,121		Lockheed Martin Corp.	593,469
19,500		Malaysia Airports Holdings Berhad	46,508
10,600		Marubeni Corp.	160,340
3,534	[1]	Masterbrand, Inc.	61,138
120		Metlen Energy & Metals S.A.	3,943
1,057		Metso Corp.	9,288
14,800		Mitsubishi Corp.	250,607
11,700		Mitsubishi Electric Corp.	201,023
1,199		Mueller Industries, Inc.	96,843
12,100		Nari Technology Development Co., Ltd.	41,400
1,050		Northrop Grumman Corp.	514,133
3,133	[1]	NuScale Power Corp	92,893
2,496		Old Dominion Freight Lines, Inc.	561,949
902		Parker-Hannifin Corp.	634,016
800		Paycom Software, Inc.	185,536
166		Powell Industries, Inc.	44,385
5		Preformed Line Products Co.	680
1,079		Primoris Services Corp.	90,323
1		Promotora y Operadora de Infraestructura SAB de CV	10
954		RB Global, Inc.	94,265
600		Recruit Holdings Co. Ltd.	41,782
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
6,729		Relx PLC	$ 317,293
2,211		REV Group, Inc.	68,585
388		Rheinmetall AG	255,203
19,597		Rolls-Royce Holdings PLC	139,062
6,107		RTX Corp.	744,016
678		Rush Enterprises, Inc., Class B	38,653
1,350		S.A.fran S.A.	314,523
4		Safe Bulkers, Inc.	15
1,010		SAL Saudi Logistics Services	68,715
63		Samsung C&T Corp.	5,380
584		Schneider Electric S.A.	150,242
1,442		Siemens AG	278,556
896		Siemens India Ltd.	80,283
22,500		Sinotruk Hong Kong Ltd.	62,300
479		SK Holdings Co. Ltd., Class A	46,989
118	[1]	SK Square Co., Ltd.	6,233
7,473		Smiths Group PLC	168,447
1		SS&C Technologies Holdings, Inc.	77
27		Standex International Corp.	5,613
490	[1]	Sterling Construction Co., Inc.	95,281
574	[1]	Sun County Airlines Holdings, Inc.	8,260
19,500		Swire Pacific Ltd., Class A	161,734
1,273		Terex Corp.	69,748
1,245		Thomson Reuters Corp.	203,141
5,700		Toppan Holdings, Inc.	152,998
1,940		Trinity Industries, Inc.	73,138
1	[1]	Uber Technologies, Inc.	72
2,861		Union Pacific Corp.	699,972
1,258		Universal Truckload Services, Inc.	65,554
4,435	[1]	Upwork, Inc.	75,262
683		Verisk Analytics, Inc.	200,945
8,973		Vestas Wind Systems A/S	140,158
2,530		Wabtec Corp.	507,569
835		Wartsila OYJ, Class B	15,166
10,364		Weg S.A.	92,912
34,000		Weichai Power Co. Ltd., Class H	46,892
30		Wolters Kluwer NV	4,998
1,105		WSP Global, Inc.	196,501
		TOTAL	21,652,305
		Information Technology—15.1%
20,000		AAC Technologies Hldgs, Inc.	90,124
59		Accenture PLC	21,380
5,000		Accton Technology Corp.	101,249
1,061	[1]	ACM Research, Inc.	18,239
10	[1]	Adobe, Inc.	5,159
5,652	[1]	Advanced Micro Devices, Inc.	775,313
525	[1]	Agilysys, Inc.	70,508
1,248	[1]	Alkami Technology, Inc.	49,259
1,193	[1]	Alpha & Omega Semiconductor Ltd.	49,474
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
29,572		Apple, Inc.	$ 7,018,323
3,923		Applied Materials, Inc.	685,387
2,898	[1]	AppLovin Corp.	975,902
784		Arabian Internet & Communications Services Co.	56,893
18,000		Ase Technology Holding Co., Ltd.	84,081
878		ASML Holding N.V.	603,400
403		Badger Meter, Inc.	87,378
47		Bel Fuse, Inc.	3,768
654		Belden, Inc.	80,050
1,106	[1]	Blackline, Inc.	68,583
6,733		Broadcom, Inc.	1,091,285
8,200		Brother Industries Ltd.	144,784
216		Capgemini SE	34,742
362		CDW Corp.	63,687
1,785	[1]	CGI, Inc., Class A	202,055
15,650		Cisco Systems, Inc.	926,637
1,374		Clear Secure, Inc.	35,559
1,574	[1]	Clearwater Analytics Holdings, Inc.	48,857
2,000	[1]	Cohu, Inc.	52,800
4	[1]	CommScope Holdings Co., Inc.	19
548	[1]	Commvault Systems, Inc.	94,031
72,000		Compal Electronics, Inc.	81,958
59		Constellation Software, Inc.	199,504
10,132		Corning, Inc.	493,124
425	[1]	Daktronics, Inc.	6,545
1,108	[1]	Diodes, Inc.	72,020
6,276	[1]	DocuSign, Inc.	500,134
311		Elm Co.	89,708
4,000		Eoptolink Technology, Inc. Ltd.	63,686
376	[1]	Fabrinet	88,202
23,400		Foxconn Industrial Internet Co., Ltd.	72,385
5,425	[1]	Freshworks, Inc.	86,746
11,700		Fujitsu Ltd.	224,699
1,586	[1]	GoDaddy, Inc.	313,346
135		Halma PLC	4,653
1,815	[1]	Harmonic Lightwaves, Inc.	23,268
5,531		HCL Technologies Ltd.	121,260
40,000		Hon Hai Precision Industry Co. Ltd.	242,220
300		Ibiden Co. Ltd.	8,860
3,653		IBM Corp.	830,729
10,803		Infosys Ltd.	238,065
356	[1]	Insight Enterprises, Inc.	55,696
1,230	[1]	Intapp, Inc.	76,937
150		InterDigital, Inc.	29,394
3,539		Jabil, Inc.	480,702
100		Keyence Corp.	43,400
883		KLA Corp.	571,327
8,118		Lam Research Corp.	599,758
4,000		Lenovo Group Ltd.	4,700
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
234		LG Innotek Co., Ltd.	$ 27,252
1,289	[1]	LiveRamp Holdings, Inc.	39,134
620		Logitech International S.A.	50,256
9,200		Luxshare Precision Industry Co. Ltd.	49,496
5,000		MediaTek, Inc.	193,575
13,226		Microsoft Corp.	5,600,682
41		Monolithic Power Systems	23,273
405	[1]	N-able, Inc.	4,228
8,961		Nokia Oyj	37,680
2,200		Nomura Research Institute Ltd.	67,462
6,000		Novatek Microelectronics Corp. Ltd.	89,472
1	[1]	Nutanix, Inc.	65
47,133		NVIDIA Corp.	6,516,137
5,986	[1]	Okta, Inc.	464,274
10,654	[1]	Olo, Inc.	77,668
4,567		Oracle Corp.	844,164
471	[1]	OSI Systems, Inc.	83,555
27,000		Pegatron Corp.	78,634
2,570	[1]	Photronics, Inc.	64,019
387		Progress Software Corp.	26,475
4,755		Qualcomm, Inc.	753,810
565	[1]	Qualys, Inc.	86,784
13,000		Quanta Computer, Inc.	117,235
4,000		Realtek Semiconductor Corp.	58,672
15,000		Renesas Electronics Corp.	197,759
967		Roper Technologies, Inc.	547,747
2,256		Sage Group PLC/The	37,650
3,226		Salesforce, Inc.	1,064,547
11,487		Samsung Electronics Co. Ltd.	453,739
122		Samsung SDS Co. Ltd.	12,924
1,000	[1]	Sanmina Corp.	79,410
2,837		SAP SE	674,259
230	[1]	ServiceNow, Inc.	241,371
565	[1]	Shopify, Inc.	65,312
1,656		SK Hynix, Inc.	191,818
1,311	[1]	Sprinklr, Inc.	10,803
497	[1]	SPS Commerce, Inc.	95,956
2,964		STMicroelectronics N.V.	75,628
81	[1]	Synaptics, Inc.	6,499
34,000		Synnex Technology International Corp.	79,457
56,122		Taiwan Semiconductor Manufacturing Co. Ltd.	1,723,431
3,506		Tata Consultancy Services Ltd.	177,142
1,903	[1]	Tenable Holdings, Inc.	79,888
6,800		TIS, Inc.	166,798
1,800		Tokyo Electron Ltd.	279,993
5,392	[1]	Twilio, Inc.	563,680
3,000		Vanguard International Semiconductor Corp.	8,296
1,009	[1]	Veeco Instruments, Inc.	28,121
1,736		Vishay Intertechnology, Inc.	33,158
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
14,000		Wistron Corp.	$ 49,139
2,157	[1]	Workday, Inc.	539,228
751	[1]	Xero Ltd.	85,340
3,800		Zhongji Innolight Co., Ltd.	67,329
5,972	[1]	Zoom Video Communications, Inc.	493,825
		TOTAL	42,646,201
		Materials—2.3%
1,105		Agnico Eagle Mines Ltd.	93,180
344		Air Liquide S.A.	57,268
946		Akzo Nobel NV	55,105
49		Alpha Metallurgical Resources, Inc.	12,033
44,236	[1,2]	Alrosa PJSC	0
98,000		Aluminum Corp. of China Ltd.	59,159
7,103		ArcelorMittal S.A.	179,382
4,766		Berry Global Group, Inc.	344,629
9,665		BHP Group Ltd.	255,457
727		Cabot Corp.	79,694
22,377		China Hongqiao Group Ltd.	32,720
41,400		CMOC Group Ltd., Class A	41,936
3,000		CMOC Group Ltd., Class H	2,233
8,253		Corteva, Inc.	513,667
5,803		CRH PLC	593,473
5,846		DuPont de Nemours, Inc.	488,667
7,495		Evonik Industries AG	137,559
5,107	[1,2]	Ferroglobe Representation & Warranty Insurance Trust	0
15		Givaudan S.A.	66,142
47,503		Glencore PLC	229,754
1		Gold Fields Ltd.	14
21		Greif, Inc.	1,591
7,077		Hecla Mining Co.	39,065
220		Heidelberg Materials AG	27,752
2,570		Holcim Ltd.	261,239
4		Innospec, Inc.	474
5,139	[1]	James Hardie Industries PLC, GDR	189,941
246		Kaiser Aluminum Corp.	19,995
17,839		Kinross Gold Corp.	174,688
799	[1]	Knife River Corp.	82,696
143		Korea Kumho Petrochemical Co. Ltd.	10,238
175		Linde PLC	80,673
1,316	[1]	Magnera Corp.	26,952
833		Minerals Technologies, Inc.	67,948
15,958		Mosaic Co./The	422,249
10,900		Nitto Denko Corp.	173,492
26,806		NMDC Ltd.	73,109
1,987		Norsk Hydro ASA	12,294
5,948		Northern Star Resources Ltd.	67,838
23,929	[2]	Novolipetski Metallurgicheski Komb OAO	0
3,409		Nucor Corp.	527,338
4,139		Nutrien Ltd.	193,343
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Materials—continued
3		Olin Corp.	$ 128
3,658		Pactiv Evergreen, Inc.	49,639
4	[1]	Perimeter Solutions, Inc.	51
36,200	[2]	PJSC MMC Norilsk Nickel	0
274	[1,2]	Polyus PJSC	0
317		Posco	65,274
4,315	[1]	Queen’s Road Capital Investment Ltd.	2,342
575	[1,2]	Resolute Forest Products, Rights	816
1,838		Rio Tinto PLC	115,319
66,277	[1,2]	Rusal	0
537		Saudi Aramco Base Oil Co.	15,667
3,401	[1,2]	Severstal PJSC	0
4,100		Shin-Etsu Chemical Co. Ltd.	152,691
4	[1,2]	Solidcore Resources PLC	0
1		Southern Copper Corp.	100
5,916	[1]	SSR Mining, Inc.	34,372
978		Stora Enso Oyj, Class R	9,491
5,376		SunCoke Energy, Inc.	66,985
626		Sylvamo Corp.	57,774
920		Teck Resources Ltd., Class B	42,956
50		United States Lime & Minerals, Inc.	7,650
905		UPM - Kymmene Oyj	23,794
2,993		Vale S.A.	29,240
10,678		Vedanta Ltd.	57,309
27		Voestalpine AG	522
1,502		Worthington Steel, Inc.	67,350
237		Yara International ASA	6,668
7,800		Zijin Mining Group Co. Ltd., Class A	17,028
6,000		Zijin Mining Group Co. Ltd., Class H	11,494
		TOTAL	6,529,647
		Real Estate—1.5%
998		American Assets Trust, Inc.	28,383
2,410		American Healthcare REIT, Inc.	71,842
2,105		Avalonbay Communities, Inc.	495,412
2,573		Broadstone Net Lease, Inc.	45,053
3,300		China Merchants Shekou Industrial Zone Holdings Co. Ltd.	5,402
8,500		China Resources Land Ltd.	25,647
17,600		China Resources Mixc Lifestyle Services Ltd.	66,232
10,108	[1]	Compass, Inc.	71,666
419		Covivio	23,005
4,643		Crown Castle, Inc.	493,319
492	[1]	Curbline Properties Corp.	11,936
200		Daiwa House Industry Co. Ltd.	6,300
2,579		Essential Properties Realty Trust, Inc.	87,944
32		FirstService Corp.	6,242
1,541	[1]	Forestar Group, Inc.	45,999
59		Gecina S.A.	5,940
7,701		Goodman Group	191,428
552		Innovative Industrial Properties, Inc.	60,179
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Real Estate—continued
1,002		Jones Lang LaSalle, Inc.	$ 281,161
6,893		Land Securities Group PLC	52,835
12,200		Mitsubishi Estate Co. Ltd.	173,289
3,713		Outfront Media, Inc.	71,327
5,065		ProLogis, Inc.	591,491
415		Public Storage	144,441
4,958	[1]	Real Brokerage, Inc./The	26,079
3,992		Retail Opportunity Investments Corp.	69,461
698		Ryman Hospitality Properties, Inc.	81,833
3,042		Simon Property Group, Inc.	558,511
890		SITE Centers Corp.	13,813
1,023		St. Joe Co.	52,255
5,755		Sunstone Hotel Investors, Inc.	61,866
2,134		Tanger, Inc.	78,894
1,859		Urban Edge Properties	42,776
952		VICI Properties, Inc.	31,045
2,684		Vonovia SE	89,193
304		Warehouses De Pauw SCA	6,715
3,495		WP Carey, Inc.	199,425
		TOTAL	4,368,339
		Utilities—1.6%
1	[1]	Adani Power Ltd.	7
498		Allete, Inc.	32,310
4,162		AltaGas Ltd.	101,787
14,000		Beijing Enterprises Water Group Ltd.	3,832
1,051		Black Hills Corp.	67,338
110,730		Centrica PLC	179,339
900		China National Nuclear Power Co. Ltd.	1,179
13,000		China Power International Development Ltd.	4,951
800		China Resources Logic Ltd.	2,864
4,000		China Resources Power Holdings Co. Ltd.	9,149
9,400		China Yangtze Power Co. Ltd.	35,581
14,538		Clearway Energy, Inc.	404,302
23,500		CLP Holdings Ltd.	197,795
4,632		Consolidated Edison Co.	465,933
1		CPFL Energia S.A.	5
6,849		E.ON SE	88,193
26		EDP Renovaveis S.A.	304
266		EDP, S.A.	961
49		Elia System Operator S.A./NV	4,587
36,580		Enel SpA	263,075
10,043		Engie Brasil Energia S.A.	63,428
6,739		Engie S.A.	107,385
7,184		Evergy, Inc.	464,302
12,329		Exelon Corp.	487,735
1,142		FirstEnergy, Corp.	48,592
758		Fortum Oyj	11,420
22,521		Iberdrola, S.A.	321,341
69		Korea Electric Power Corp.	1,205
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Utilities—continued
80,000		Kunlun Energy Co. Ltd.	$ 76,250
1		MDU Resources Group, Inc.	20
76		Meridian Energy Ltd.	280
41		Mighty River Power Ltd.	161
742		New Jersey Resources Corp.	38,272
1		NTPC Ltd.	4
3,834		OGE Energy Corp.	168,543
1,181,504	[2]	OJSC Inter Rao Ues	0
8,208		Origin Energy Ltd.	58,221
3,600		Osaka Gas Co.	79,102
761		Otter Tail Corp.	61,367
4,867		Pinnacle West Capital Corp.	456,038
28,323		Power Grid Corp of India Ltd.	110,433
238		Public Power Corp.	2,883
1,579		SSE PLC	35,578
400		Tokyo Gas Co. Ltd.	11,866
18		Verbund AG	1,436
		TOTAL	4,469,354
		TOTAL COMMON STOCKS (IDENTIFIED COST $136,504,482)	182,189,886
		FOREIGN GOVERNMENTS/AGENCIES—7.2%
		Sovereign—7.2%
AUD 350,000		Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	220,877
400,000		Australia, Government of, Sr. Unsecd. Note, Series 155, 2.500%, 5/21/2030	241,552
EUR 180,000		Belgium, Government of, Series 74, 0.800%, 6/22/2025	188,427
600,000		Belgium, Government of, Sr. Unsecd. Note, Series 86, 1.250%, 4/22/2033	573,718
BRL 1,250,000		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2027	202,571
CAD 350,000		Canada, Government of, 5.750%, 6/1/2033	299,389
480,000		Canada, Government of, Series WL43, 5.750%, 6/1/2029	384,333
200,000		Canada, Government of, Unsecd. Note, 1.250%, 3/1/2027	137,608
460,000		Canada, Government of, Unsecd. Note, 2.250%, 6/1/2025	326,894
EUR 306,000		France, Government of, 0.500%, 5/25/2025	320,251
100,000		France, Government of, 5.750%, 10/25/2032	128,180
150,000		France, Government of, Bond, 4.500%, 4/25/2041	184,651
600,000		France, Government of, O.A.T., 5.500%, 4/25/2029	713,455
300,000		France, Government of, Unsecd. Note, 1.000%, 5/25/2027	307,801
450,000		France, Government of, Unsecd. Note, 1.250%, 5/25/2036	395,670
200,000		France, Government of, Unsecd. Note, 1.750%, 5/25/2066	137,442
300,000		France, Government of, Unsecd. Note, 1.750%, 6/25/2039	267,791
300,000		France, Government of, Unsecd. Note, 2.500%, 5/25/2030	316,887
840,000		Germany, Government of, 0.250%, 2/15/2027	857,649
450,000		Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	585,436
375,000		Germany, Government of, Bond, Series 08, 4.750%, 7/4/2040	521,973
450,000		Germany, Government of, Unsecd. Note, 2.100%, 11/15/2029	479,411
350,000		Italy Buoni Poliennali del Tesoro, Sr. Unsecd. Note, 5.000%, 8/1/2039	430,369
480,000		Italy, Government of, Sr. Unsecd. Note, 1.650%, 3/1/2032	466,486
600,000		Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	685,680
825,000		Italy, Government of, Unsecd. Note, 1.600%, 6/1/2026	863,885
208,000		Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	204,398
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
JPY 80,000,000		JAPAN (40 YEAR ISSUE), Sr. Unsecd. Note, Series 12, 0.500%, 3/20/2059	$ 302,879
37,000,000		Japan, Government of, Sr. Unsecd. Note, Series 114, 2.100%, 12/20/2029	264,172
70,000,000		Japan, Government of, Sr. Unsecd. Note, Series 122, 1.800%, 9/20/2030	496,281
175,000,000		Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	1,189,787
60,000,000		Japan, Government of, Sr. Unsecd. Note, Series 351, 0.100%, 6/20/2028	393,474
90,000,000		Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	586,373
90,000,000		Japan, Government of, Sr. Unsecd. Note, Series 58, 0.800%, 3/20/2048	465,204
90,000,000		Japan, Government of, Sr. Unsecd. Note, Series 92, 2.100%, 12/20/2026	620,120
$ 30,000		Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	31,351
MXN 15,000,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	703,317
EUR 370,000		Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	398,422
60,000		Netherlands, Government of, Unsecd. Note, 2.750%, 1/15/2047	66,582
80,000		Netherlands, Government of, Unsecd. Note, 3.750%, 1/15/2042	99,299
550,000		Spain, Government of, 4.200%, 1/31/2037	654,554
600,000		Spain, Government of, Sr. Unsecd. Note, 1.500%, 4/30/2027	624,222
640,000		Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	659,845
100,000		Spain, Government of, Sr. Unsecd. Note, 2.900%, 10/31/2046	99,434
GBP 630,000		United Kingdom, Government of, 3.250%, 1/22/2044	656,386
270,000		United Kingdom, Government of, Bond, 4.250%, 3/7/2036	340,813
330,000		United Kingdom, Government of, Unsecd. Deb., 1.625%, 10/22/2028	385,385
600,000		United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	425,171
390,000		United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	501,007
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $23,596,259)	20,406,862
		CORPORATE BONDS—5.9%
		Capital Goods - Aerospace & Defense—0.3%
$ 145,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	144,228
300,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	257,189
215,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	213,874
90,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	89,099
90,000	[3]	Textron Financial Corp., Jr. Sub. Note, 144A, 6.520% (CME Term SOFR 3 Month +1.996%), 2/15/2042	81,220
		TOTAL	785,610
		Capital Goods - Building Materials—0.1%
125,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	118,242
85,000		Carrier Global Corp., Sr. Unsecd. Note, 6.200%, 3/15/2054	95,089
		TOTAL	213,331
		Capital Goods - Construction Machinery—0.2%
315,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	266,411
205,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	206,547
195,000		Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	193,604
		TOTAL	666,562
		Capital Goods - Diversified Manufacturing—0.0%
75,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	69,375
		Communications - Cable & Satellite—0.1%
110,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.550%, 6/1/2034	115,366
30,000		Charter Communications Operating, LLC / Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 5.050%, 3/30/2029	29,736
		TOTAL	145,102
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—0.1%
$ 20,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 3/11/2026	$ 19,938
70,000	Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 1/31/2046	62,364
150,000	Meta Platforms, Inc., Sr. Unsecd. Note, 5.550%, 8/15/2064	154,995
	TOTAL	237,297
	Communications - Telecom Wireless—0.1%
330,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.000%, 1/11/2028	332,272
	Communications - Telecom Wirelines—0.1%
364,000	AT&T, Inc., Sr. Unsecd. Note, 3.550%, 9/15/2055	258,954
	Consumer Cyclical - Automotive—0.3%
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.050%, 3/5/2031	204,123
70,000	General Motors Co., Sr. Unsecd. Note, 4.200%, 10/1/2027	68,916
235,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 1/12/2032	204,857
145,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	149,116
200,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 4.750%, 9/26/2031	196,688
	TOTAL	823,700
	Consumer Cyclical - Retailers—0.3%
600,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	541,773
225,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	220,917
	TOTAL	762,690
	Consumer Non-Cyclical - Health Care—0.1%
28,648	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	28,535
105,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 6.377%, 11/22/2052	118,968
250,000	HCA, Inc., Sr. Unsecd. Note, 5.500%, 6/1/2033	252,552
20,000	HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	20,180
	TOTAL	420,235
	Consumer Non-Cyclical - Pharmaceuticals—0.2%
90,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	88,933
400,000	Revvity, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	373,006
	TOTAL	461,939
	Consumer Non-Cyclical - Tobacco—0.5%
145,000	BAT Capital Corp., Sr. Unsecd. Note, 6.000%, 2/20/2034	152,237
EUR 520,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	550,077
$ 450,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	472,097
200,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	197,926
	TOTAL	1,372,337
	Energy - Independent—0.0%
85,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	96,329
	Energy - Integrated—0.0%
35,000	Petro-Canada, Deb., 7.000%, 11/15/2028	37,865
	Energy - Midstream—0.5%
130,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	116,400
325,000	Energy Transfer LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	323,946
80,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	79,074
495,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	497,203
70,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	65,284
250,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.250%, 7/1/2052	265,089
	TOTAL	1,346,996
	Financial Institution - Banking—1.2%
500,000	Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	437,961
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.875%, 4/1/2044	$ 96,535
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	299,600
115,000		Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	101,031
300,000		Citigroup, Inc., Sr. Unsecd. Note, 3.785%, 3/17/2033	275,775
250,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	246,893
95,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 6.645%, 4/25/2035	102,944
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	249,180
250,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	249,821
100,000		KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	106,711
70,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	58,289
200,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	205,021
11,588	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	2,433
85,000		Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	87,065
95,000		Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	96,752
225,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	234,531
250,000		US Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	261,083
300,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	251,158
		TOTAL	3,362,783
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
140,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	138,504
		Financial Institution - Finance Companies—0.1%
220,000		Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	226,582
		Financial Institution - Insurance - Life—0.1%
160,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 4.950%, 4/4/2033	161,454
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	13,711
75,000		Nationwide Mutual Insurance Co., Sub., 144A, 4.350%, 4/30/2050	59,193
		TOTAL	234,358
		Financial Institution - Insurance - P&C—0.0%
100,000		Beacon Funding Trust, Sr. Unsecd. Note, 6.266%, 8/15/2054	102,879
		Financial Institution - REIT - Apartment—0.1%
70,000		Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	63,564
140,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	135,522
		TOTAL	199,086
		Financial Institution - REIT - Other—0.0%
50,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	50,795
		Foreign-Local-Government—0.0%
50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026	51,586
		Municipal Services—0.0%
100,000		Camp Pendleton & Quantico Housing LLC, Sec. Fac. Bond, 5.572%, 10/1/2050	95,622
		Sovereign—0.1%
JPY 30,000,000		KFW, 2.050%, 2/16/2026	204,306
		Technology—0.6%
$ 45,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	34,601
250,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	238,971
75,000		Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	76,469
229,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 6.020%, 6/15/2026	232,571
270,000		Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	235,789
280,000		Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	278,645
500,000		Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	541,646
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 130,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	$ 128,326
	TOTAL	1,767,018
	Transportation - Airlines—0.1%
140,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	140,034
	Transportation - Services—0.1%
180,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	184,044
160,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	159,564
	TOTAL	343,608
	Utility - Electric—0.6%
150,000	Alabama Power Co., Sr. Unsecd. Note, 3.000%, 3/15/2052	102,685
185,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	174,595
275,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	271,157
190,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	165,551
300,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	295,107
160,000	Florida Power & Light Co., Sec. Fac. Bond, 2.850%, 4/1/2025	159,112
140,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	139,291
200,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	160,672
155,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	141,366
125,000	Wisconsin Electric Power Co., Sr. Unsecd. Note, 4.300%, 12/15/2045	106,337
	TOTAL	1,715,873
	Utility - Other—0.0%
105,000	National Grid-SP PLC, Sr. Unsecd. Note, 5.602%, 6/12/2028	107,895
	TOTAL CORPORATE BONDS (IDENTIFIED COST $17,391,534)	16,771,523
	U.S. TREASURIES—2.2%
	U.S. Treasury Bond—0.5%
350,000	United States Treasury Bond, 1.875%, 11/15/2051	208,340
3,000	United States Treasury Bond, 3.000%, 11/15/2045	2,380
25,000	United States Treasury Bond, 3.250%, 5/15/2042	21,370
125,000	United States Treasury Bond, 4.250%, 2/15/2054	122,089
425,000	United States Treasury Bond, 4.250%, 8/15/2054	415,699
700,000	United States Treasury Bond, 4.500%, 11/15/2054	714,656
	TOTAL	1,484,534
	U.S. Treasury Note—1.7%
100,000	United States Treasury Note, 3.500%, 9/30/2026	98,761
275,000	United States Treasury Note, 4.000%, 7/31/2029	273,854
665,000	United States Treasury Note, 4.125%, 10/31/2029	666,088
50,000	United States Treasury Note, 4.125%, 10/31/2031	49,980
900,000	United States Treasury Note, 4.250%, 11/30/2026	901,337
2,105,000	United States Treasury Note, 4.250%, 11/15/2034	2,114,540
200,000	United States Treasury Note, 4.375%, 7/31/2026	200,445
175,000	United States Treasury Note, 4.375%, 5/15/2034	177,393
150,000	United States Treasury Note, 4.625%, 4/30/2029	153,117
	TOTAL	4,635,515
	TOTAL U.S. TREASURIES (IDENTIFIED COST $6,152,168)	6,120,049
	ASSET-BACKED SECURITIES—1.3%
	Auto Receivables—0.7%
300,000	Citizens Auto Receivables Trust 2024-2, Class A3, 5.330%, 8/15/2028	302,951
200,000	Ford Credit Auto Owner Trust/Ford Credit 2023-2, Class SUB, 5.920%, 2/15/2036	208,099
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 200,000		General Motors 2024-2A, Class B, 5.350%, 3/17/2031	$ 199,554
150,000		Huntington Auto Trust 2024-1A, Class A3, 5.230%, 1/16/2029	151,317
100,000		M&T Bank Auto Receivables Trust 2024-1A, Class A3, 5.220%, 2/17/2032	100,824
100,000		Navistar Financial Dealer Note Master Trust 2023-1, Class A, 6.180%, 8/25/2028	101,364
69,985		Santander Bank Auto Credit-Linked Notes 2023-A, Class C, 6.736%, 6/15/2033	70,466
300,000		Santander Drive Auto Receivables Trust 2023-1, Class C, 5.090%, 5/15/2030	301,237
175,000		SFS Auto Receivables Securitization Trust 2023-1A, Class C, 5.970%, 2/20/2031	178,702
200,000		Tesla Auto Lease Trust 2023-A, Class B, 6.410%, 7/20/2027	201,866
285,000		World Omni Auto Receivables Trust 2021-A, Class C, 0.890%, 8/16/2027	281,955
		TOTAL	2,098,335
		Credit Card—0.2%
500,000		Master Credit Card Trust 2022-2A, Class C, 2.730%, 7/21/2028	465,877
		Equipment Lease—0.2%
175,000		DLLMT LLC 2023-1A, Class A4, 5.350%, 3/20/2031	175,888
213,747		HPEFS Equipment Trust 2022-1A, Class C, 1.960%, 5/21/2029	213,017
200,000		Kubota Credit Owner Trust 2023-2A, Class A4, 5.230%, 6/15/2028	200,154
		TOTAL	589,059
		Other—0.1%
200,000		PFS Financing Corp. 2023-B, Class A, 5.270%, 5/15/2028	202,744
		Student Loans—0.1%
53,437		Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	48,282
190,977		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	169,407
		TOTAL	217,689
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,612,362)	3,573,704
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.5%
		Commercial Mortgage—0.2%
125,000		Bank 2023-BNK46, Class A4, 5.745%, 8/15/2056	131,768
255,000		Bank, Class A4, 3.488%, 11/15/2050	239,541
300,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	283,966
		TOTAL	655,275
		Federal Home Loan Mortgage Corporation—0.2%
250,000		Federal Home Loan Mortgage Corp. REMIC, Series K161, Class A2, 4.900%, 10/25/2033	253,995
200,000		Federal Home Loan Mortgage Corp. REMIC, Series K754, Class A2, 4.940%, 11/25/2030	203,250
		TOTAL	457,245
		Financial Institution - REIT - Other—0.0%
150,000		Wells Fargo Commercial Mortgage Trust 2024-5C2, Class A2, 5.439%, 11/15/2057	152,751
		Non-Agency Mortgage—0.1%
318,202		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	283,772
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,584,786)	1,549,043
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.4%
		Commercial Mortgage—0.2%
150,000		BMO Mortgage Trust 2023-5C1, Class A3, 6.534%, 8/15/2056	156,540
200,000		BMO Mortgage Trust 2023-C4, Class A5, 5.116%, 2/15/2056	201,586
150,000	[3]	JW Commercial Mortgage Trust 2 2024-BERY, Class A, 6.343% (CME Term SOFR 1 Month +1.593%), 11/15/2039	149,906
		TOTAL	508,032
		Federal Home Loan Mortgage Corporation—0.2%
500,000		Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.525%, 10/25/2026	482,593
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Financial Institution - Banking—0.0%
$ 200,000		Bank 2024-BNK48 A4, Class A4, 4.775%, 8/15/2034	$ 194,136
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,227,092)	1,184,761
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
293		Federal Home Loan Mortgage Corp., Pool C00592, 7.000%, 3/1/2028	304
279		Federal Home Loan Mortgage Corp., Pool C00896, 7.500%, 12/1/2029	291
267		Federal Home Loan Mortgage Corp., Pool C19588, 6.500%, 12/1/2028	273
94		Federal Home Loan Mortgage Corp., Pool C25621, 6.500%, 5/1/2029	96
490		Federal Home Loan Mortgage Corp., Pool C76361, 6.000%, 2/1/2033	506
737		Federal Home Loan Mortgage Corp., Pool G01444, 6.500%, 8/1/2032	765
		TOTAL	2,235
		Federal National Mortgage Association—0.0%
277		Federal National Mortgage Association, Pool 251697, 6.500%, 5/1/2028	284
1,405		Federal National Mortgage Association, Pool 252334, 6.500%, 2/1/2029	1,422
1,112		Federal National Mortgage Association, Pool 254905, 6.000%, 10/1/2033	1,150
1		Federal National Mortgage Association, Pool 303168, 9.500%, 2/1/2025	2
57		Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	59
370		Federal National Mortgage Association, Pool 323640, 7.500%, 4/1/2029	379
1,816		Federal National Mortgage Association, Pool 545993, 6.000%, 11/1/2032	1,872
717		Federal National Mortgage Association, Pool 555272, 6.000%, 3/1/2033	738
369		Federal National Mortgage Association, Pool 713974, 5.500%, 7/1/2033	379
1,560		Federal National Mortgage Association, Pool 721502, 5.000%, 7/1/2033	1,569
		TOTAL	7,854
		Government National Mortgage Association—0.0%
1,525		Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	1,563
1,042		Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	1,074
2,693		Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	2,765
3,832		Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	3,940
293		Government National Mortgage Association, Pool 451522, 7.500%, 10/15/2027	299
93		Government National Mortgage Association, Pool 462739, 7.500%, 5/15/2028	95
40		Government National Mortgage Association, Pool 464835, 6.500%, 9/15/2028	41
733		Government National Mortgage Association, Pool 469699, 7.000%, 11/15/2028	743
573		Government National Mortgage Association, Pool 486760, 6.500%, 12/15/2028	582
97		Government National Mortgage Association, Pool 780453, 7.500%, 12/15/2025	98
159		Government National Mortgage Association, Pool 780584, 7.000%, 6/15/2027	159
		TOTAL	11,359
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $21,092)	21,448
		PURCHASED CALL OPTION—0.0%
1,200,000		Bank of America Merrill Lynch NZD CALL/USD PUT (CALL-Option), Exercise Price $0.591, Notional Amount $1,200,000, Expiration Date 12/3/2024 (IDENTIFIED COST $5,135)	5,164
		INVESTMENT COMPANIES—17.8%
175,181		Bank Loan Core Fund	1,527,575
2,966,127		Emerging Markets Core Fund	26,250,223
3,975,131		Federated Hermes Government Obligations Fund, Premier Shares, 4.55%[4]	3,975,131
319,295	[5]	High Yield Bond Core Fund	1,810,405
1,635,647		Mortgage Core Fund	13,674,010
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	INVESTMENT COMPANIES—continued
348,906	Project and Trade Finance Core Fund	$ 3,112,242
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $47,118,243)	50,349,586
	TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $237,213,153)[6]	282,172,026
	OTHER ASSETS AND LIABILITIES - NET—0.2%[7]	454,490
	TOTAL NET ASSETS—100%	$282,626,516
At November 30, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
EURO-BUND Long Futures	7	$997,001	December 2024	$9,299
EURO-SCHATZ Long Futures	2	$226,292	December 2024	$1,137
JPN 10-Year Bond Long Futures	2	$1,912,375	December 2024	$63
United States Treasury Notes 2-Year Long Futures	62	$12,778,781	March 2025	$37,867
United States Treasury Notes 5-Year Long Futures	46	$4,949,672	March 2025	$39,445
United States Treasury Notes 10-Year Ultra Long Futures	2	$229,594	March 2025	$3,855
United States Treasury Ultra Bond Long Futures	6	$763,125	March 2025	$26,067
Short Futures:
United States Treasury Notes 10-Year Short Futures	3	$333,562	March 2025	$(4,200)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$113,533
At November 30, 2024, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
1/15/2025	Citibank N.A.	2,200,000	AUD	1,997,567 CAD	$14,986
1/15/2025	HSBC Bank USA	1,500,000	BRL	239,750 EUR	$(16,236)
1/15/2025	Citibank N.A.	1,999,612	CAD	2,200,000 AUD	$(1,381)
1/15/2025	Bank Of America, N.A.	1,600,000	CNY	$228,115	$(6,172)
1/15/2025	Bank Of America, N.A.	243,789	EUR	1,500,000 BRL	$2,320
1/15/2025	Citibank N.A.	1,000,000	EUR	163,815,560 JPY	$6,618
1/15/2025	JPMorgan Chase Bank, N.A.	1,000,000	EUR	$1,086,336	$(27,568)
1/15/2025	Citibank N.A.	164,162,840	JPY	1,000,000 EUR	$41,426
1/15/2025	Morgan Stanley Capital	72,401,639	JPY	450,000 EUR	$19,072
1/15/2025	Morgan Stanley Capital	208,731,544	JPY	$1,400,000	$3,117
1/15/2025	Morgan Stanley Capital	81,602,035	JPY	500,000 EUR	$24,036
1/15/2025	Morgan Stanley Capital	72,812,826	JPY	450,000 EUR	$1,206
1/15/2025	Credit Agricole CIB	515,774,920	JPY	$3,515,268	$(48,170)
1/15/2025	JPMorgan Chase Bank, N.A.	10,707,611	NOK	$1,000,000	$(30,100)
2/10/2025	Bank Of America, N.A.	528,309	BRL	$90,000	$(2,973)
2/21/2025	Credit Agricole CIB	71,166	AUD	$46,500	$(63)
2/21/2025	Morgan Stanley Capital	148,731	CAD	$106,851	$(295)
2/21/2025	Morgan Stanley Capital	42,737	CHF	$48,921	$41
2/21/2025	Morgan Stanley Capital	283,362	EUR	$301,455	$(917)
2/21/2025	Morgan Stanley Capital	80,959	GBP	$102,605	$389
Annual Financial Statements and Additional Information

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
2/21/2025	Credit Agricole CIB	20,210,969	JPY	$132,206	$4,247
2/21/2025	Morgan Stanley Capital	1,792,092	MXN	$87,746	$(564)
Contracts Sold:
1/15/2025	State Street Bank & Trust Co.	224,138	AUD	$151,033	$4,792
1/15/2025	Citibank N.A.	2,200,000	AUD	1,999,612 CAD	$(3,388)
1/15/2025	Bank Of America, N.A.	1,500,000	BRL	243,789 EUR	$7,779
1/15/2025	Citibank N.A.	1,997,567	CAD	2,200,000 AUD	$(8,754)
1/15/2025	State Street Bank & Trust Co.	1,441,000	EUR	$1,580,962	$55,277
1/15/2025	Morgan Stanley Capital	450,000	EUR	72,812,826 JPY	$11,805
1/15/2025	Morgan Stanley Capital	500,000	EUR	81,602,035 JPY	$(4,882)
1/15/2025	Citibank N.A.	1,000,000	EUR	164,162,840 JPY	$3,328
1/15/2025	HSBC Bank USA	239,751	EUR	1,500,000 BRL	$10,412
1/15/2025	Morgan Stanley Capital	450,000	EUR	72,401,639 JPY	$(8,825)
1/15/2025	State Street Bank & Trust Co.	151,361,550	JPY	$1,000,000	$(17,470)
1/15/2025	JPMorgan Chase Bank, N.A.	150,261,850	JPY	$1,000,000	$(10,077)
1/15/2025	Citibank N.A.	163,815,560	JPY	1,000,000 EUR	$(49,037)
1/15/2025	Morgan Stanley Capital	13,795,977	MXN	$700,000	$25,051
1/15/2025	Citibank N.A.	10,786,187	NOK	$1,000,000	$22,983
1/15/2025	Barclays Bank PLC	98,730	PLN	$25,000	$739
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$22,752
Net Unrealized Appreciation/Depreciation on Futures and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended November 30, 2024, were as follows:
Affiliates	Value as of 11/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 11/30/2024	Shares Held as of 11/30/2024	Dividend Income
Bank Loan Core Fund	$20,785	$2,112,663	$(601,000)	$1,023	$(5,896)	$1,527,575	175,181	$52,663
Emerging Markets Core Fund	$26,209,549	$3,740,448	$(6,194,600)	$2,898,704	$(403,878)	$26,250,223	2,966,127	$1,940,449
Federated Hermes Government Obligations Fund, Premier Shares	$—	$56,731,427	$(52,756,296)	$—	$—	$3,975,131	3,975,131	$189,529
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$10,583,106	$35,875,523	$(46,455,378)	$(4,212)	$961	$—	—	$239,863
High Yield Bond Core Fund	$1,952,456	$116,103	$(342,200)	$104,233	$(20,187)	$1,810,405	319,295	$116,092
Mortgage Core Fund	$18,024,966	$2,313,627	$(7,086,800)	$1,281,636	$(859,419)	$13,674,010	1,635,647	$657,907
Project and Trade Finance Core Fund	$4,026,368	$285,182	$(1,250,000)	$113,691	$(62,999)	$3,112,242	348,906	$285,182
TOTAL OF AFFILIATED TRANSACTIONS	$60,817,230	$101,174,973	$(114,686,274)	$4,395,075	$(1,351,418)	$50,349,586	9,420,287	$3,481,685

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

3	Floating/variable note with current rate and current maturity or next reset date shown.
4	7-day net yield.
5	The High Yield Bond Core Fund is a diversified portfolio of below investment grade bonds.
6	The cost of investments for federal tax purposes amounts to $272,614,036.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Annual Financial Statements and Additional Information

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$123,642,777	$—	$1,420	$123,644,197
International	9,309,189	49,236,500	—	58,545,689
Debt Securities:
Foreign Governments/Agencies	—	20,406,862	—	20,406,862
Corporate Bonds	—	16,769,090	2,433	16,771,523
U.S. Treasuries	—	6,120,049	—	6,120,049
Asset-Backed Securities	—	3,573,704	—	3,573,704
Collateralized Mortgage Obligations	—	1,549,043	—	1,549,043
Commercial Mortgage-Backed Securities	—	1,184,761	—	1,184,761
Mortgage-Backed Securities	—	21,448	—	21,448
Purchased Call Option	—	5,164	—	5,164
Investment Companies	47,237,344	—	—	47,237,344
Other Investments[1]	—	—	—	3,112,242
TOTAL SECURITIES	$180,189,310	$98,866,621	$3,853	$282,172,026
Other Financial Instruments:
Assets
Futures Contracts	$117,733	$—	$—	$117,733
Foreign Exchange Contracts	—	259,624	—	259,624
Liabilities
Futures Contracts	(4,200)	—	—	(4,200)
Foreign Exchange Contracts	—	(236,872)	—	(236,872)
TOTAL OTHER FINANCIAL INSTRUMENTS	$113,533	$22,752	$—	$136,285

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $3,112,242 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and Trade
Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

Annual Financial Statements and Additional Information

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CNY	—Chinese Yuan Renminbi
EUR	—Euro
GBP	—British Pound
GDR	—Global Depository Receipt
JPY	—Japanese Yen
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$18.08	$17.75	$23.08	$21.46	$19.83
Income From Investment Operations:
Net investment income (loss)[1]	0.36	0.38	0.31	0.28	0.25
Net realized and unrealized gain (loss)	2.79	0.25	(2.45)	1.87	1.82
Total From Investment Operations	3.15	0.63	(2.14)	2.15	2.07
Less Distributions:
Distributions from net investment income	(0.36)	(0.30)	(0.30)	(0.29)	(0.27)
Distributions from net realized gain	—	—	(2.89)	(0.24)	(0.17)
Total Distributions	(0.36)	(0.30)	(3.19)	(0.53)	(0.44)
Net Asset Value, End of Period	$20.87	$18.08	$17.75	$23.08	$21.46
Total Return[2]	17.60%	3.61%	(11.01)%	10.09%	10.70%
Ratios to Average Net Assets:
Net expenses[3]	1.14%	1.14%	1.14%	1.14%	1.14%
Net investment income	1.85%	2.14%	1.66%	1.24%	1.28%
Expense waiver/reimbursement[4]	0.28%	0.29%	0.23%	0.14%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$144,738	$135,780	$143,502	$183,613	$176,368
Portfolio turnover[5]	102%	98%	114%	101%	80%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$17.43	$17.12	$22.35	$20.80	$19.22
Income From Investment Operations:
Net investment income (loss)[1]	0.20	0.23	0.16	0.10	0.09
Net realized and unrealized gain (loss)	2.69	0.24	(2.35)	1.80	1.78
Total From Investment Operations	2.89	0.47	(2.19)	1.90	1.87
Less Distributions:
Distributions from net investment income	(0.22)	(0.16)	(0.15)	(0.11)	(0.12)
Distributions from net realized gain	—	—	(2.89)	(0.24)	(0.17)
Total Distributions	(0.22)	(0.16)	(3.04)	(0.35)	(0.29)
Net Asset Value, End of Period	$20.10	$17.43	$17.12	$22.35	$20.80
Total Return[2]	16.66%	2.81%	(11.66)%	9.20%	9.87%
Ratios to Average Net Assets:
Net expenses[3]	1.93%	1.93%	1.93%	1.93%	1.93%
Net investment income	1.07%	1.35%	0.87%	0.45%	0.50%
Expense waiver/reimbursement[4]	0.26%	0.27%	0.19%	0.12%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$34,702	$33,078	$38,482	$52,288	$58,092
Portfolio turnover[5]	102%	98%	114%	101%	80%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$17.92	$17.59	$22.89	$21.30	$19.67
Income From Investment Operations:
Net investment income (loss)[1]	0.28	0.30	0.23	0.18	0.17
Net realized and unrealized gain (loss)	2.75	0.25	(2.42)	1.84	1.82
Total From Investment Operations	3.03	0.55	(2.19)	2.02	1.99
Less Distributions:
Distributions from net investment income	(0.28)	(0.22)	(0.22)	(0.19)	(0.19)
Distributions from net realized gain	—	—	(2.89)	(0.24)	(0.17)
Total Distributions	(0.28)	(0.22)	(3.11)	(0.43)	(0.36)
Net Asset Value, End of Period	$20.67	$17.92	$17.59	$22.89	$21.30
Total Return[2]	17.06%	3.20%	(11.37)%	9.55%	10.31%
Ratios to Average Net Assets:
Net expenses[3]	1.57%	1.57%	1.57%	1.57%	1.57%
Net investment income	1.42%	1.71%	1.24%	0.81%	0.85%
Expense waiver/reimbursement[4]	0.27%	0.27%	0.24%	0.13%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$42,005	$38,237	$36,898	$45,723	$43,197
Portfolio turnover[5]	102%	98%	114%	101%	80%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$18.22	$17.89	$23.23	$21.60	$19.95
Income From Investment Operations:
Net investment income (loss)[1]	0.42	0.43	0.37	0.35	0.31
Net realized and unrealized gain (loss)	2.81	0.25	(2.46)	1.87	1.84
Total From Investment Operations	3.23	0.68	(2.09)	2.22	2.15
Less Distributions:
Distributions from net investment income	(0.42)	(0.35)	(0.36)	(0.35)	(0.33)
Distributions from net realized gain	—	—	(2.89)	(0.24)	(0.17)
Total Distributions	(0.42)	(0.35)	(3.25)	(0.59)	(0.50)
Net Asset Value, End of Period	$21.03	$18.22	$17.89	$23.23	$21.60
Total Return[2]	17.91%	3.90%	(10.72)%	10.39%	11.06%
Ratios to Average Net Assets:
Net expenses[3]	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	2.14%	2.42%	1.93%	1.52%	1.58%
Expense waiver/reimbursement[4]	0.31%	0.31%	0.26%	0.16%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$58,183	$62,136	$87,202	$130,562	$100,317
Portfolio turnover[5]	102%	98%	114%	101%	80%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$18.09	$17.76	$23.08	$21.47	$19.84
Income From Investment Operations:
Net investment income (loss)[1]	0.42	0.43	0.37	0.35	0.31
Net realized and unrealized gain (loss)	2.79	0.25	(2.44)	1.86	1.82
Total From Investment Operations	3.21	0.68	(2.07)	2.21	2.13
Less Distributions:
Distributions from net investment income	(0.42)	(0.35)	(0.36)	(0.36)	(0.33)
Distributions from net realized gain	—	—	(2.89)	(0.24)	(0.17)
Total Distributions	(0.42)	(0.35)	(3.25)	(0.60)	(0.50)
Net Asset Value, End of Period	$20.88	$18.09	$17.76	$23.08	$21.47
Total Return[2]	17.95%	3.92%	(10.67)%	10.41%	11.04%
Ratios to Average Net Assets:
Net expenses[3]	0.83%	0.83%	0.83%	0.83%	0.83%
Net investment income	2.18%	2.45%	2.03%	1.54%	1.58%
Expense waiver/reimbursement[4]	0.26%	0.27%	0.21%	0.12%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,999	$6,236	$6,399	$4,866	$7,056
Portfolio turnover[5]	102%	98%	114%	101%	80%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
November 30, 2024

Assets:
Investment in securities, at value including $50,349,586 of investments in affiliated holdings* (identified cost $237,213,153, including $47,118,243 of identified cost in affiliated holdings)	$282,172,026
Cash denominated in foreign currencies (identified cost $681,027)	714,414
Due from broker (Note 2)	206,868
Income receivable	1,188,597
Income receivable from affiliated holdings	16,753
Receivable for shares sold	49,793
Unrealized appreciation on foreign exchange contracts	259,624
Receivable for variation margin on futures contracts	24,455
Total Assets	284,632,530
Liabilities:
Payable for investments purchased	1,180,886
Payable for shares redeemed	71,108
Unrealized depreciation on foreign exchange contracts	236,872
Payable to bank	119,254
Payable for investment adviser fee (Note 5)	6,572
Payable for administrative fee (Note 5)	1,191
Payable for Directors’/Trustees’ fees (Note 5)	546
Payable for auditing fees	47,511
Payable for custodian fees	93,886
Payable for portfolio accounting fees	52,779
Payable for share registration costs	29,740
Payable for transfer agent fees (Note 2)	35,484
Payable for distribution services fee (Note 5)	38,119
Payable for other service fees (Notes 2 and 5)	38,419
Accrued expenses (Note 5)	53,647
Total Liabilities	2,006,014
Net assets for 13,602,830 shares outstanding	$282,626,516
Net Assets Consist of:
Paid-in capital	$293,445,991
Total distributable earnings (loss)	(10,819,475)
Total Net Assets	$282,626,516
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities—continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($144,737,507 ÷ 6,934,855 shares outstanding), no par value, unlimited shares authorized	$20.87
Offering price per share (100/94.50 of $20.87)	$22.08
Redemption proceeds per share	$20.87
Class C Shares:
Net asset value per share ($34,702,328 ÷ 1,726,263 shares outstanding), no par value, unlimited shares authorized	$20.10
Offering price per share	$20.10
Redemption proceeds per share (99.00/100 of $20.10)	$19.90
Class R Shares:
Net asset value per share ($42,004,514 ÷ 2,031,892 shares outstanding), no par value, unlimited shares authorized	$20.67
Offering price per share	$20.67
Redemption proceeds per share	$20.67
Institutional Shares:
Net asset value per share ($58,182,677 ÷ 2,766,185 shares outstanding), no par value, unlimited shares authorized	$21.03
Offering price per share	$21.03
Redemption proceeds per share	$21.03
Class R6 Shares:
Net asset value per share ($2,999,490 ÷ 143,635 shares outstanding), no par value, unlimited shares authorized	$20.88
Offering price per share	$20.88
Redemption proceeds per share	$20.88

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended November 30, 2024

Investment Income:
Dividends (including $3,481,685 received from affiliated holdings* and net of foreign taxes withheld of $166,808)	$6,805,738
Interest	1,621,105
TOTAL INCOME	8,426,843
Expenses:
Investment adviser fee (Note 5)	1,942,773
Administrative fee (Note 5)	246,995
Custodian fees	219,911
Transfer agent fees (Note 2)	524,604
Directors’/Trustees’ fees (Note 5)	7,288
Auditing fees	40,640
Legal fees	25,179
Portfolio accounting fees	144,537
Distribution services fee (Note 5)	460,108
Other service fees (Notes 2 and 5)	439,563
Share registration costs	78,081
Printing and postage	38,793
Miscellaneous (Note 5)	103,584
TOTAL EXPENSES	4,272,056
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(738,112)
Reimbursement of other operating expenses (Notes 2 and 5)	(55,564)
TOTAL WAIVER AND REIMBURSEMENTS	(793,676)
Net expenses	3,478,380
Net investment income	4,948,463
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts and Written Options:
Net realized gain on investments (including foreign taxes withheld of $(111,014) and (including net realized loss of $(1,351,418) on sales of investments in affiliated holdings*)	13,749,530
Net realized loss on foreign currency transactions	(3,282)
Net realized gain on foreign exchange contracts	1,027
Net realized gain on futures contracts	505,980
Net realized gain on written options	6,784
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $4,395,075 on investments in affiliated holdings*)	26,376,928
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(23,390)
Net change in unrealized depreciation of foreign exchange contracts	159,157
Net change in unrealized appreciation of futures contracts	(452,626)
Net change in unrealized appreciation of written options	(2,230)
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts and written options	40,317,878
Change in net assets resulting from operations	$45,266,341

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended November 30	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,948,463	$6,121,888
Net realized gain (loss)	14,260,039	(3,875,356)
Net change in unrealized appreciation/depreciation	26,057,839	7,601,233
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	45,266,341	9,847,765
Distributions to Shareholders:
Class A Shares	(2,642,013)	(2,376,258)
Class B Shares[1]	—	(12,031)
Class C Shares	(397,783)	(353,867)
Class R Shares	(595,920)	(473,222)
Institutional Shares	(1,288,288)	(1,595,012)
Class R6 Shares	(125,513)	(124,893)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,049,517)	(4,935,283)
Share Transactions:
Proceeds from sale of shares	25,482,172	33,186,297
Net asset value of shares issued to shareholders in payment of distributions declared	4,885,081	4,774,694
Cost of shares redeemed	(63,424,451)	(82,107,876)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(33,057,198)	(44,146,885)
Change in net assets	7,159,626	(39,234,403)
Net Assets:
Beginning of period	275,466,890	314,701,293
End of period	$282,626,516	$275,466,890

1	On February 3, 2023, Class B Shares were converted into Class A Shares.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
November 30, 2024
1. ORGANIZATION
Federated Hermes Global Allocation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income.
At the close of business on February 3, 2023, Class B Shares were converted into the Fund’s existing Class A Shares pursuant to a Plan of Conversion approved by the Fund’s Board of Trustees (the “Trustees”). The conversion occurred on a tax-free basis. The cash value of a shareholder’s investment was not changed as a result of the share class conversion. No action was required by shareholders to effect the conversion.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income, if any, are declared and paid quarterly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursements of $793,676 is disclosed in various locations in this Note 2 and Note 5.
Annual Financial Statements and Additional Information

Transfer Agent Fees
For the year ended November 30, 2024, transfer agent fees for the Fund were as shown below.
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$235,430	$(27,250)
Class C Shares	61,607	—
Class R Shares	135,197	(2,923)
Institutional Shares	88,046	(25,391)
Class R6 Shares	4,324	—
TOTAL	$524,604	$(55,564)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended November 30, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$353,821
Class C Shares	85,742
TOTAL	$439,563
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration, sector asset class risk and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $19,564,162 and $613,048, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to seek to increase return and to manage duration, sector asset class risk and yield curve risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Annual Financial Statements and Additional Information

Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $329,305 and $302,608, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to seek to increase return and to manage country, currency and market risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period-end are listed in the Fund’s Portfolio of Investments.
At November 30, 2024, the Fund had no outstanding written option contracts.
The average market value of written put and call options held by the Fund throughout the period was $262 and $1,458, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $2,400 and $15,435, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Annual Financial Statements and Additional Information

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$113,533*		$—
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	259,624	Unrealized depreciation on foreign exchange contracts	236,872
Foreign exchange contracts	Purchased options, within Investment in securities, at value	5,164		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$378,321		$236,872

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$(441,895)	$—	$—	$—	$(441,895)
Equity contracts	947,875	—	—	—	947,875
Foreign exchange contracts	—	1,027	(102,503)	6,784	(94,692)
TOTAL	$505,980	$1,027	$(102,503)	$6,784	$411,288

1	The net realized loss on Purchased Options Contracts is found within the Net realized gain on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$51,510	$—	$—	$—	$51,510
Equity contracts	(504,136)	—	—	—	(504,136)
Foreign exchange contracts	—	159,157	(1,261)	(2,230)	155,666
TOTAL	$(452,626)	$159,157	$(1,261)	$(2,230)	$(296,960)

1	The net change in unrealized depreciation of Purchased Options Contracts is found within the Net change in unrealized appreciation of investments on the Statement of Operations.
Annual Financial Statements and Additional Information

As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of November 30, 2024, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset In the Statement of Assets and Liabilities

Transaction	Gross Asset Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$259,624	$(119,317)	$—	$140,307
TOTAL	259,624	(119,317)	—	140,307

Transaction	Gross Liability Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$236,872	$(119,317)	$—	$117,555
TOTAL	236,872	(119,317)	—	117,555
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 11/30/2024		Year Ended 11/30/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	437,216	$8,495,324	520,123	$9,200,463
Shares issued to shareholders in payment of distributions declared	128,253	2,499,032	127,906	2,234,771
Conversion of Class B Shares to Class A Shares[1]	—	—	118,745	2,155,217
Shares redeemed	(1,139,552)	(22,314,082)	(1,342,338)	(23,732,257)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(574,083)	$(11,319,726)	(575,564)	$(10,141,806)
	Year Ended 11/30/2024		Year Ended 11/30/2023
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	122,335	$2,155,238
Shares issued to shareholders in payment of distributions declared	—	—	707	11,841
Conversion of Class B Shares to Class A Shares[1]	—	—	(122,335)	(2,155,217)
Shares redeemed	—	—	(129,522)	(2,277,125)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	—	$—	(128,815)	$(2,265,263)
	Year Ended 11/30/2024		Year Ended 11/30/2023
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	245,873	$4,635,188	300,178	$5,125,817
Shares issued to shareholders in payment of distributions declared	21,194	397,354	21,068	353,811
Shares redeemed	(438,510)	(8,282,181)	(671,347)	(11,475,621)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(171,443)	$(3,249,639)	(350,101)	$(5,995,993)
Annual Financial Statements and Additional Information

	Year Ended 11/30/2024		Year Ended 11/30/2023
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	374,119	$7,249,529	433,981	$7,601,012
Shares issued to shareholders in payment of distributions declared	30,854	595,261	27,346	473,219
Shares redeemed	(507,067)	(9,812,205)	(424,757)	(7,451,968)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(102,094)	$(1,967,415)	36,570	$622,263
	Year Ended 11/30/2024		Year Ended 11/30/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	190,290	$3,749,326	416,817	$7,418,490
Shares issued to shareholders in payment of distributions declared	64,952	1,273,286	89,897	1,581,654
Shares redeemed	(899,285)	(17,580,015)	(1,971,767)	(35,086,146)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(644,043)	$(12,557,403)	(1,465,053)	$(26,086,002)
	Year Ended 11/30/2024		Year Ended 11/30/2023
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	68,931	$1,352,805	94,630	$1,685,277
Shares issued to shareholders in payment of distributions declared	6,205	120,148	6,828	119,398
Shares redeemed	(276,239)	(5,435,968)	(117,147)	(2,084,759)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(201,103)	$(3,963,015)	(15,689)	$(280,084)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,692,766)	$(33,057,198)	(2,498,652)	$(44,146,885)

1
On February 3, 2023, Class B Shares were converted into Class A Shares. Within the Statement of Changes in Net Assets, the conversion from Class B Shares is within the Cost of shares redeemed and the conversion to Class A Shares is within Proceeds from sale of shares.

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2024 and 2023, was as follows:
	2024	2023
Ordinary income	$5,049,517	$4,935,283
As of November 30, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$2,779,664
Net unrealized appreciation	$9,558,053
Capital loss carryforwards	$(23,094,875)
Other temporary differences	$(62,317)
TOTAL	$(10,819,475)
At November 30, 2024, the cost of investments for federal tax purposes was $272,614,036. The net unrealized appreciation of investments for federal tax purposes was $9,558,053. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $17,779,256 and unrealized depreciation from investments for those securities having an excess of cost over value of $8,221,203. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for defaulted securities, deferral of losses on wash sales, partnership adjustments, mark-to-market on futures contracts, foreign exchange contracts and passive foreign investment company adjustments.
As of November 30, 2024, the Fund had a capital loss carryforward of $23,094,875 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$23,094,875	$—	$23,094,875
The Fund used capital loss carryforwards of $13,106,714 to offset capital gains realized during the year ended November 30, 2024.
Annual Financial Statements and Additional Information

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The advisory agreement between the Fund and the Adviser provides for an annual fee of 0.55% of the average daily net assets of the Fund plus 4.50% of gross income of the Fund, excluding gains or losses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended November 30, 2024, the Adviser voluntarily waived $731,033 of its fee and voluntarily reimbursed $55,564 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended November 30, 2024, the Adviser reimbursed $7,079.
Certain of the Fund’s assets are managed by Federated Investment Management Company (FIMCO) (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended November 30, 2024, the Sub-Adviser earned a fee of $236,127.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee.
For the year ended November 30, 2024, the annualized fee paid to FAS was 0.088% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2024, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$257,227
Class R Shares	202,881
TOTAL	$460,108
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2024, FSC retained $11,105 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2024, FSC retained $3,586 in sales charges from the sale of Class A Shares. FSC also retained $969 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the year ended November 30, 2024, FSSC received $41,623 of the other service fees disclosed in Note 2.
Annual Financial Statements and Additional Information

Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, dividends and other expenses related to short sales, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.14%, 1.94%, 1.57%, 0.85% and 0.83% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2024, were as follows:
Purchases	$261,411,701
Sales	$288,979,605
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of November 30, 2024, the Fund had no outstanding loans. During the year ended November 30, 2024, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2024, there were no outstanding loans. During the year ended November 30, 2024, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended November 30, 2024, 56.8% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended November 30, 2024, 26.4% qualify for the dividend received deduction available to corporate shareholders.
For the year ended November 30, 2024, 57.6% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of Federated Hermes Global Allocation Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Global Allocation Fund (the Fund), including the portfolio of investments, as of November 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of November 30, 2024, by correspondence with custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
January 22, 2025
Annual Financial Statements and Additional Information

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Global Allocation Fund (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, John B. Fisher, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey retired from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	9,447,821.936	131,797.083	0	N/A
John B. Fisher	9,462,815.598	116,803.421	0	N/A
John G. Carson	9,462,801.539	116,817.480	0	N/A
G. Thomas Hough	9,451,232.825	128,386.194	0	N/A
Karen L. Larrimer	9,359,479.231	220,139.788	0	N/A
Max F. Miller	9,462,815.598	116,803.421	0	N/A
Frank J. Nasta	9,462,507.292	117,111.727	0	N/A
Thomas M. O’Neill	9,315,770.687	263,848.332	0	N/A
Madelyn A. Reilly	9,422,461.688	157,157.331	0	N/A
John S. Walsh	9,442,159.315	137,459.704	0	N/A
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Global Allocation Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Investment Management Company (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Advisers’ investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its
Annual Financial Statements and Additional Information

evaluation of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the full range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board
Annual Financial Statements and Additional Information

considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2023, the Fund’s performance fell below the Performance Peer Group median for the three-year period, and was above the Performance Peer Group median for the one-year and five-year periods. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
Annual Financial Statements and Additional Information

While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is
Annual Financial Statements and Additional Information

affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Global Allocation Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314183104
CUSIP 314183302
CUSIP 314183401
CUSIP 314183500
CUSIP 314183609
G01454-01 (1/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Global Allocation Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Global Allocation Fund: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Global Allocation Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Global Allocation Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

Not Applicable

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Global Allocation Fund

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  January 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  January 22, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  January 22, 2025